UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF Arizona Municipal Money Fund

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Florida Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF North Carolina Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 09/30/2012

Item 1 – Report to Stockholders

September 30, 2012

Semi-Annual Report (Unaudited)

BIF Multi-State Municipal Series Trust

> BIF Arizona Municipal Money Fund

> BIF California Municipal Money Fund

> BIF Connecticut Municipal Money Fund

> BIF Florida Municipal Money Fund

> BIF Massachusetts Municipal Money Fund

> BIF Michigan Municipal Money Fund

> BIF New Jersey Municipal Money Fund

> BIF New York Municipal Money Fund

> BIF North Carolina Municipal Money Fund

> BIF Ohio Municipal Money Fund

> BIF Pennsylvania Municipal Money Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Dear Shareholder

Late in the summer of 2011, financial markets were upended by sovereign debt turmoil in the United States and Europe as well as growing concerns about the future of the global economy. Investor confidence had crumbled. However, the fourth quarter of 2011 brought improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis, gradually drawing investors back to the markets. Improving sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility abated and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability in Greece threatened the country’s membership in the eurozone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 nations comprising the euro currency bloc as a means to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to investor sentiment. Risk assets sold off in the second quarter as investors again retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and the United States. Although global economic data continued to be mixed, the spate of downside surprises seen in the second quarter had receded and, outside of Europe, the risk of recession largely subsided. Additionally, in response to growing debt pressures, the European Central Bank allayed investors’ fears by stating its conviction to hold the eurozone together. Early in September, the European Central Bank announced a plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the US Federal Reserve announced its long-awaited — and surprisingly aggressive — stimulus program, committing to purchase $40 billion of agency mortgage-backed securities per month until the US economy exhibits enough strength to sustain real growth and improving labor market conditions. These central bank actions boosted risk assets globally as investors increased their risk appetites in their search for higher returns.

All asset classes performed well for the 12-month period ended September 30, 2012, with particularly strong returns from US stocks and high yield bonds. For the six-month period ended September 30, 2012, fixed income investments outperformed equities. US Treasury bonds posted exceptional gains by historical standards and outperformed investment-grade corporate bonds and tax-exempt municipals. High yield bonds also generated solid returns. US stocks finished the six-month period with modest gains, while international and emerging market stocks lagged other asset classes amid ongoing uncertainty. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

The financial world is more uncertain than ever, but there are new avenues of opportunity — new ways to invest and new markets in which to invest. We believe it’s our responsibility to help investors adapt to today’s new world of investing and build the portfolios these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“The financial world is more uncertain than ever, but there are new avenues of opportunity.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of September 30, 2012

	6-month	12-month
US large cap equities	3.43%	30.20%
(S&P 500® Index)
US small cap equities	1.60	31.91
(Russell 2000® Index)
International equities	(0.70)	13.75
(MSCI Europe, Australasia,
Far East Index)
Emerging market	(1.84)	16.93
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.06	0.07
bill (BofA Merrill Lynch
3-Month US Treasury
Bill Index)
US Treasury securities	6.78	5.66
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	3.68	5.16
bonds (Barclays
US Aggregate Bond Index)
Tax-exempt municipal	4.50	8.84
bonds (S&P Municipal
Bond Index)
US high yield bonds	6.40	19.35
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE IS NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2012

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended September 30, 2012. During the period, policymakers stated that they anticipate exceptionally low short-term rates will be warranted at least through mid-2015.

On the heels of a second successful long-term refinancing operation (“LTRO”) from the European Central Bank (“ECB”) in February, credit markets rallied during the start of the period before trending sideways. Money markets began to take pause in late May as Moody’s Investors Service, Inc. (“Moody’s”) rating agency neared completion of its large-scale review of banks placed on watch for potential downgrade, including 114 banks in 16 European countries as well as 17 other major banks and securities firms around the world that engage in global capital markets operations. As Moody’s provided a host of guidance on the pending actions over the course of its review, there was little in the way of surprise when the agency announced the results in June.

In late June, the FOMC announced the extension of the program known as “Operation Twist” through the end of 2012, with plans to sell an additional $267 billion of short-dated US Treasury securities while purchasing an equal amount of longer-dated Treasury notes. As primary market dealers are obligated to participate in the FOMC’s policy programs, Operation Twist has resulted in many dealers being forced to retain short-dated Treasury securities sold by the US Federal Reserve on their balance sheets, driving up funding costs for these positions. Dealers have relied upon overnight repurchase agreements (“repos”) in order to finance the Treasury securities, to the benefit of short-term investors who have seen repo rates nearly double this year. So it follows that Operation Twist has led to a direct increase in short-term US Treasury yields. Three-month US Treasury bill yields, for instance, averaged 0.088% over the six months ended September 2012, in contrast to an average yield of 0.035% in the previous six-month period.

As the eurozone gradually moves toward fiscal integration, economies across the region face severe headwinds. Unemployment rates have been hovering near historical highs and sovereign bond prices in peripheral countries have been volatile and altogether weak. In July, the ECB cut the main refinancing rate to 0.75%. The central bank also cut its deposit rate from 0.25% to zero to encourage euro area banks to originate new loans rather than leave idle balances on reserve at the central bank. In early September, the ECB announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries subject to stringent conditions set forth under the program.

In the United States, sluggish economic growth and stubbornly high unemployment prompted the FOMC to launch another round of stimulus in mid-September. The FOMC committed to purchasing approximately $40 billion of agency mortgage-backed securities (“MBS”) per month until the US labor market exhibits substantial improvement. The FOMC will continue to reinvest principal from their existing holdings of agency MBS, bringing total monthly purchases to nearly $85 billion. Since the onset of the crisis in September 2008, the US Federal Reserve has nearly tripled its balance sheet to $2.8 trillion.

Taken together, central bank actions have eased liquidity strains in the funding markets. In fact, many issuers are fully funded through the end of 2012. During the six-month period, credit spreads compressed and US dollar London Interbank Offered Rates (“LIBOR”) moved lower across the curve. The sharpest drop came in the three-month LIBOR, which fell 11 basis points over the period to 0.359% as of September 30, 2012.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15th tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields as increasing demand for variable rate demand notes (“VRDNs”) meets a decreasing-supply environment at this time of year. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.26% on April 18th and ended the period at 0.18% as of September 30, 2012.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2012. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2012. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.22% as of September 30, 2012, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets, although down 5.7% for the six-month period ended September 30, 2012, stabilized in the third quarter, at $268 billion.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Fund Information as of September 30, 2012

BIF Arizona Municipal Money Fund1

BIF Arizona Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Arizona’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Arizona Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	80%
Other Assets Less Liabilities	20
Total	100%

[1]	On September 21, 2012, the Board of Trustees of BIF Multi-State Municipal Series Trust (the “Trust”) approved a proposal to close BIF Arizona Municipal Money Fund to new investors and thereafter to liquidate the Fund. Effective September 28, 2012, the Fund no longer accepts orders from new investors. On or about December 20, 2012 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a series of the Trust.

BIF California Municipal Money Fund

BIF California Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	71%
Fixed Rate Notes	19
Tax-Exempt Commercial Paper	5
Put Bonds	5
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	84%
Fixed Rate Notes	15
Put Bonds	2
Liabilities in Excess of Other Assets	(1)
Total	100%

BIF Florida Municipal Money Fund2

BIF Florida Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Florida Municipal Money Fund.	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	99%
Other Assets Less Liabilities	1
Total	100%

[2]	On September 21, 2012, the Board of Trustees of the Trust approved a proposal to close BIF Florida Municipal Money Fund to new investors and thereafter to liquidate the Fund. Effective September 28, 2012, the Fund no longer accepts orders from new investors. On or about December 20, 2012, all of the assets of the Fund will be liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a series of the Trust.

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	5

Fund Information (continued)

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	89%
Fixed Rate Notes	10
Other Assets Less Liabilities	1
Total	100%

BIF Michigan Municipal Money Fund

BIF Michigan Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Michigan’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Michigan Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	78%
Other Assets Less Liabilities	22
Total	100%

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	77%
Fixed Rate Notes	16
Other Assets Less Liabilities	7
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	86%
Fixed Rate Notes	14
Tax-Exempt Commercial Paper	1
Liabilities in Excess of Other Assets	(1)
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Fund Information (concluded)

BIF North Carolina Municipal Money Fund1

BIF North Carolina Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as North Carolina’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF North Carolina Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	99%
Fixed Rate Notes	1%
Total	100%

[1]	On September 21, 2012, the Board of Trustees of the Trust approved a proposal to close BIF North Carolina Municipal Money Fund to new investors and thereafter to liquidate the Fund. Effective September 28, 2012, the Fund no longer accepts orders from new investors. On or about December 20, 2012, all of the assets of the Fund will be liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated as a series of the Trust.

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	79%
Fixed Rate Notes	20
Other Assets Less Liabilities	1
Total	100%

BIF Pennsylvania Municipal Money Fund

BIF Pennsylvania Municipal Money Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Pennsylvania’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Obligations	89%
Put Bonds	5
Fixed Rate Notes	4
Other Assets Less Liabilities	2
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, distribution fees, including 12b-1 fees and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2012 and held through September 30, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During the Period [1]	Annualized Expense Ratio
Actual
BIF Arizona Municipal Money Fund	$1,000.00	$1,000.00	$1.15	0.23%
BIF California Municipal Money Fund	$1,000.00	$1,000.00	$1.15	0.23%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$1.00	0.20%
BIF Florida Municipal Money Fund	$1,000.00	$1,000.00	$1.05	0.21%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$1.35	0.27%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$1.40	0.28%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.00	$1.35	0.27%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$1.15	0.23%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,000.00	$1.30	0.26%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.00	$1.20	0.24%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$1.25	0.25%
Hypothetical (5% annual return before expenses) [2]
BIF Arizona Municipal Money Fund	$1,000.00	$1,023.92	$1.17	0.23%
BIF California Municipal Money Fund	$1,000.00	$1,023.92	$1.17	0.23%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.07	$1.01	0.20%
BIF Florida Municipal Money Fund	$1,000.00	$1,024.02	$1.07	0.21%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,023.70	$1.37	0.27%
BIF Michigan Municipal Money Fund	$1,000.00	$1,023.67	$1.42	0.28%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,023.69	$1.37	0.27%
BIF New York Municipal Money Fund	$1,000.00	$1,023.93	$1.17	0.23%
BIF North Carolina Municipal Money Fund	$1,000.00	$1,023.75	$1.32	0.26%
BIF Ohio Municipal Money Fund	$1,000.00	$1,023.84	$1.22	0.24%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,023.82	$1.27	0.25%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BIF Arizona Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value

Arizona — 80.1%
Ak-Chin Indian Community, RB, VRDN (Bank of America
NA LOC), 0.19%, 10/05/12	$1,400	$1,400,000
Apache County IDA Arizona, RB, FLOATS, VRDN,
Tucson Electric Power, Series 83A (US Bank Trust NA
LOC), 0.17%, 10/05/12 (b)	1,300	1,300,000
Arizona Health Facilities Authority, RB, VRDN, P-FLOATS,
Banner Health, Series 4511 (Wells Fargo Bank NA
SBPA), 0.21%, 10/05/12 (b)	2,500	2,500,000
Arizona State University, COP, VRDN, PUTTERS,
Series 4156 (AGM) (JPMorgan Chase Bank SBPA),
0.23%, 10/05/12 (b)(c)	1,150	1,150,000
Arizona State University, Refunding RB, VRDN, Series A
(JPMorgan Chase Bank NA LOC), 0.18%, 10/05/12	900	900,000
Casa Grande IDA Arizona, RB, VRDN, Price Companies,
Inc. Project, Series A, AMT (Bank of America NA LOC),
0.45%, 10/05/12	510	510,000
Chandler IDA, Deutsche Bank SPEARS/LIFERS Trust, RB,
VRDN, Series DBE-150, AMT (Deutsche Bank AG
SBPA), 0.23%, 10/05/12 (b)	1,500	1,500,000
City of Chandler Arizona, GO, FLOATS, VRDN, Series 49TP
(Wells Fargo Bank NA SBPA), 0.19%, 10/05/12 (b)	1,145	1,145,000
City of Phoenix Arizona, BB&T Municipal Trust, GO,
FLOATS, VRDN, Series 2012 (Branch Bank & Trust Co.
SBPA), 0.18%, 10/05/12 (b)	785	785,000
Maricopa County IDA Arizona, Refunding RB, VRDN,
AMT (Fannie Mae Credit Support, Fannie Mae
Liquidity Facility):
Las Gardenias Apartments, Series A,
0.21%, 10/05/12	540	540,000
Villas Solanas Apartments, Series A,
0.21%, 10/05/12	1,000	1,000,000
Phoenix IDA Arizona, RB, VRDN, AMT:
CenterTree, Series A (Federal Home Loan Bank LOC),
0.24%, 10/05/12	1,800	1,800,000
Leggett & Platt, Inc. Project (Wells Fargo Bank NA
LOC), 0.39%, 10/05/12	4,870	4,870,000
Phoenix IDA Arizona, Refunding RB, VRDN, Copper
Palms Apartments Project (Freddie Mac Credit
Support, Freddie Mac Liquidity Facility),
0.20%, 10/05/12	1,700	1,700,000

Municipal Bonds (a)	Par (000)	Value

Arizona (concluded)
Salt River Project Agricultural Improvement & Power
District, RB, VRDN:
Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA),
0.18%, 10/05/12	$1,500	$1,500,000
FLOATS, Series 9W (Barclays Bank Plc SBPA),
0.20%, 10/05/12 (b)(c)	1,200	1,200,000
Salt River Project Agricultural Improvement & Power
District, Refunding RB, VRDN, ROCS (Citibank NA
SBPA), 0.21%, 10/05/12 (c)	2,100	2,100,000
Tucson IDA, RB, VRDN, Fluoresco Old Nogales Project,
AMT (JPMorgan Chase Bank NA LOC),
0.44%, 10/05/12	910	910,000
		26,810,000

Puerto Rico — 0.4%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM) (JPMorgan
Chase Bank SBPA), 0.24%, 10/05/12	130	130,000
Total Investments (Cost — $26,940,000*) — 80.5%		26,940,000
Other Assets Less Liabilities — 19.5%		6,544,476
Net Assets — 100.0%		$33,484,476

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:		EDRB	Economic Development Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
		FLOATS	Floating Rate Securities	P-FLOATS	Puttable Floating Rate Securities
		FSA	Financial Security Assurance, Inc.	PUTTERS	Puttable Tax-Exempt Receipts
		GO	General Obligation Bonds	Q-SBLF	Qualified School Bond Loan Fund
ACES	Adjustable Convertible Extendible Securities	HDA	Housing Development Authority	RAN	Revenue Anticipation Notes
AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency	RB	Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds	ROCS	Reset Option Certificates
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority	SBPA	Stand-by Bond Purchase Agreements
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds	S/F	Single-Family
BHAC	Berkshire Hathaway Assurance Corp.	LIFERS	Long Inverse Floating Exempt Receipts	SPEARS	Short Puttable Exempt Adjustable Receipts
COP	Certificates of Participation	LOC	Letter of Credit	TAN	Tax Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	MERLOTS	Municipal Exempt Receipts Liquidity	TECP	Tax-Exempt Commercial Paper
ECN	Extendible Commercial Note		Optional Tenders	TRAN	Tax Revenue Anticipation Notes
EDA	Economic Development Authority	M/F	Multi-Family	VRDN	Variable Rate Demand Notes
EDC	Economic Development Corp.	MRB	Mortgage Revenue Bonds

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	9

Schedule of Investments (concluded)	BIF Arizona Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$26,940,000	—	$26,940,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $3,035,810 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California — 99.0%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN,
Acacia Creek at Union Project, Series A (Masonic
Homes of California Guaranty Agreement, Bank of
America NA SBPA), 0.26%, 10/01/12 (a)	$34,125	$34,125,000
Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area
Toll Bridge (a):
Series C-1 (JPMorgan Chase Bank LOC),
0.16%, 10/05/12	3,000	3,000,000
Series E-3 (Bank of America NA LOC),
0.16%, 10/05/12	5,000	5,000,000
Bay Area Toll Authority, Refunding RB, VRDN, San
Francisco Bay Area Toll Bridge (a):
Series B-1 (Bank of America NA LOC),
0.17%, 10/05/12	2,985	2,985,000
Series E-1 (Tokyo-Mitsubishi UFJ LOC),
0.13%, 10/05/12	11,880	11,880,000
California Community College Financing Authority, RB,
Notes Participation, Series A, 2.00%, 6/28/13	9,900	10,019,542
California Health Facilities Financing Authority, RB, VRDN,
Stanford Hospital and Clinics, Series A,
0.26%, 4/26/13 (a)	12,000	12,000,000
California Health Facilities Financing Authority, Refunding
RB, VRDN, Catholic Healthcare, Series B (NPFGC
Insurance, JPMorgan Chase Bank LOC),
0.20%, 10/05/12 (a)	2,700	2,700,000
California HFA, RB, VRDN, Home Mortgage Series B, AMT
(Fannie Mae LOC, Freddie Mac LOC),
0.19%, 10/05/12 (a)	6,665	6,665,000
California Municipal Finance Authority, RB, VRDN,
Westmont College, Series A (Comerica Bank LOC),
0.26%, 10/05/12 (a)	4,400	4,400,000
California Pollution Control Financing Authority, RB, VRDN,
AMT (a):
Burrtec Waste Group, Series A (US Bank NA LOC),
0.22%, 10/05/12	8,020	8,020,000
EDCO Disposal Corp. Project, Series A (Wells Fargo
Bank NA LOC), 0.22%, 10/05/12	5,480	5,480,000
South Tahoe Refuse Project, Series A (Union Bank of
California LOC), 0.24%, 10/05/12	4,245	4,245,000
California Pollution Control Financing Authority,
Refunding RB, VRDN, Pacific Gas & Electric Co.
(JPMorgan Chase Bank NA LOC),
0.16%, 10/01/12 (a)	10,700	10,700,000
California School Cash Reserve Program Authority, RB:
Series A, 2.00%, 3/01/13	2,735	2,752,505
Series F, 2.00%, 3/01/13	10,000	10,063,124
Series S, 2.00%, 12/31/12	7,800	7,833,365
Series T, 2.00%, 12/31/12	4,700	4,720,278
Series U, 2.00%, 12/31/12	11,700	11,744,060
Series Z, 2.00%, 10/01/12	11,115	11,115,532
California State Department of Water Resources,
Refunding RB, VRDN, Central Valley Project, Series AE
(JPMorgan Chase Bank NA Liquidity Facility),
0.19%, 10/05/12 (a)(b)	3,250	3,250,000
California State Enterprise Development Authority, RB,
VRDN, Evapco Project, AMT (Manufacturers & Traders
LOC), 0.26%, 10/05/12 (a)	5,300	5,300,000
California State Health Facilities Financing Authority, RB,
Mandatory Put Bonds, Kaiser Permanente, Series A
(Royal Bank of Canada LOC, Royal Bank of Canada
SBPA), 0.22%, 1/02/13 (b)(c)	27,400	27,400,000
California State Health Facilities Financing Authority,
Deutsche Bank SPEARS/LIFERS Trust, Refunding RB,
VRDN, Series DB-1083 (Deutsche Bank AG Liquidity
Facility, Deutsche Bank AG Guaranty Agreement),
0.25%, 10/05/12 (a)(b)(d)	10,000	10,000,000

	Par
Municipal Bonds	(000)	Value

California (continued)
California State Public Works Board, Refunding RB, VRDN,
Regents University California, Series A (JPMorgan Chase
Bank NA Liquidity Facility), 0.19%, 10/05/12 (a)(b)	$17,800	$17,800,000
California Statewide Communities Development Authority,
HRB, VRDN, AMT (Fannie Mae Liquidity Facility) (a):
2nd Street Senior Apartments, Series TT,
0.19%, 10/05/12	2,255	2,255,000
Greentree Senior Apartments Project, Series P,
0.19%, 10/05/12	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.19%, 10/05/12	12,680	12,680,000
California Statewide Communities Development
Authority, Refunding RB, VRDN, Retirement
Housing Foundation (US Bank NA LOC),
0.17%, 10/05/12 (a)	8,000	8,000,000
City of Anaheim, Deutsche Bank SPEARS/LIFERS
Trust, Tax Allocation Bonds, Refunding, VRDN,
Series DB-470 (Deutsche Bank AG Liquidity Facility,
Deutsche Bank AG Guaranty Agreement),
0.21%, 10/05/12 (a)(d)	12,200	12,200,000
City of Carlsbad California, RB, VRDN, The Greens
Apartments, Series A, AMT (Citibank NA LOC),
0.25%, 10/05/12 (a)	13,615	13,615,000
City of Fremont, COP, Refunding, VRDN, 2008
Financing Project (US Bank NA LOC),
0.17%, 10/05/12 (a)	11,305	11,305,000
City of Loma Linda California, Refunding HRB, VRDN,
Loma Linda Springs, AMT (Fannie Mae Credit
Support, Fannie Mae Liquidity Facility),
0.21%, 10/05/12 (a)	19,430	19,430,000
City of Los Angeles California Wastewater System,
Refunding RB, VRDN, Sub-Series C (JPMorgan
Chase Bank SBPA), 0.17%, 10/05/12 (a)	5,000	5,000,000
City of Richmond California, GO, TRAN,
2.00%, 10/31/12	4,350	4,355,327
City of Riverside California Water Revenue,
Refunding RB, Mandatory Put Bonds, Series A,
0.23%, 5/01/13 (c)	9,860	9,860,000
City of Roseville California, Refunding RB, Electric
System, COP, VRDN, Series A (Morgan Stanley Bank
LOC), 0.19%, 10/05/12 (a)	27,350	27,350,000
City of San Jose California, RB, VRDN, Carlton,
Series A, AMT (Fannie Mae LOC), 0.21%, 10/05/12 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN,
Almaden Lake Village Apartment, Series A, AMT
(Fannie Mae LOC), 0.29%, 10/05/12 (a)	2,000	2,000,000
City of San Jose California, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche Bank
AG SBPA) (a)(d):
Series DB-480, 0.22%, 10/05/12	9,880	9,880,000
Series DB-484, 0.22%, 10/05/12	20,825	20,825,000
Series DBE-544, 0.22%, 10/05/12	8,735	8,735,000
City of Santa Rosa California, RB, VRDN, Crossings at
Santa Rosa, Series A, AMT (Citibank NA LOC),
0.23%, 10/05/12 (a)	2,040	2,040,000
Coast Community College District, RAN, FLOATS, VRDN,
Series 33TP (FSA) (Wells Fargo Bank NA SBPA), 0.18%,
10/05/12 (a)(d)	23,875	23,875,000
Coast Community College District, GO, FLOATS, VRDN,
Series 36TPZ (FSA) (Wells Fargo Bank NA SBPA),
0.22%, 10/05/12 (a)(d)	3,490	3,490,000
Contra Costa Water District California, TECP,
0.23%, 1/09/13	10,100	10,100,000
Corona-Norca Unified School District, TRAN,
2.00%, 12/31/12	4,250	4,268,628
County of Contra Costa California, RB, VRDN, Pleasant Hill
Bart Transit, Series A, AMT (Bank of America NA LOC),
0.23%, 10/05/12 (a)	18,200	18,200,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)
County of Sacramento California, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN, Series DB-646, AMT
(Deutsche Bank AG SBPA), 0.25%, 10/05/12 (a)(d)	$23,600	$23,600,000
Davis Joint Unified School District, GO, Transportation,
1.00%, 5/01/13	8,600	8,635,708
East Bay Municipal Utility District, Refunding RB:
Mandatory Put Bonds, Series A-1,
0.18%, 12/03/12 (c)	8,855	8,855,000
VRDN, Series A-2 (Bank of America NA),
0.16%, 10/05/12 (a)	7,400	7,400,000
VRDN, Series B-3 (JPMorgan Chase Bank SBPA),
0.18%, 10/05/12 (a)	14,600	14,600,000
East Bay Water Utility District, TECP:
0.25%, 10/02/12	18,500	18,500,000
0.25%, 10/09/12	16,200	16,200,000
0.25%, 11/15/12	4,500	4,500,000
Fontana Unified School District, GO, VRDN, PUTTERS,
Series 2668 (FSA)(JPMorgan Chase Bank NA SBPA),
0.28%, 10/05/12 (a)(d)	1,500	1,500,000
Irvine Unified School District, Special Tax Bonds, VRDN,
Community Facilities District 9, Series B (Bank of
America NA LOC), 0.20%, 10/01/12 (a)	25,140	25,140,000
Los Angeles California Department of Airports, Refunding
RB, VRDN, Senior, Los Angeles International Airport,
AMT (JPMorgan Chase Bank NA SBPA),
0.24%, 10/05/12 (a)(b)	9,000	9,000,000
Los Angeles California Unified School District, GO,
VRDN, Series A2 (Wells Fargo Bank NA SBPA),
0.17%, 10/05/12 (a)	7,200	7,200,000
Los Angeles County Schools, TRAN:
Pooled Financing Program, Series B-1,
2.00%, 11/30/12	9,300	9,327,019
Pooled Transportation, Series A-2,
2.00%, 1/31/13	2,750	2,765,817
Pooled Transportation, Series A-4,
2.00%, 2/28/13	1,500	1,509,521
Pooled Transportation, Series A-9,
2.00%, 2/28/13	2,400	2,416,015
Los Angeles Department of Water & Power, RB, VRDN,
ROCS, Series RR II R-12322 (AGM)(Citibank NA SBPA),
0.16%, 10/01/12 (a)(b)	16,200	16,200,000
Los Angeles Department of Water & Power, Refunding RB,
VRDN, Sub-Series B8 (Wells Fargo Bank NA SBPA),
0.16%, 10/05/12 (a)	12,500	12,500,000
Metropolitan Water District of Southern California,
Refunding RB, Mandatory Put Bonds, Series A-3,
0.18%, 3/08/13 (c)	1,500	1,499,876
Orange County Sanitation District, COP, FLOATS, VRDN,
Series 2928 (Credit Suisse Bank SBPA),
0.18%, 10/05/12 (a)(d)	12,785	12,785,000
Oxnard School District, GO, Transportation, 2.00%,
1/31/13	9,440	9,494,537
Panama-Buena Vista Union School District, RB,
Transportation, 2.00%, 10/01/12	5,000	5,000,224
Pittsburg Redevelopment Agency, Tax Allocation Bonds,
VRDN, Los Medanos Community, Series A (State Street
Bank & Trust Co. LOC), 0.20%, 10/01/12 (a)	5,000	5,000,000
Riverside County IDA California, RB, VRDN, Universal
Forest Products Project, AMT (JPMorgan Chase Bank
LOC), 0.29%, 10/05/12 (a)	3,300	3,300,000
Sacramento Unified School District, GO, TRAN,
2.00%, 10/01/12	10,000	10,000,414

	Par
Municipal Bonds	(000)	Value

California (concluded)
Sacramento Unified School District, GO, Refunding, VRDN
(Wells Fargo Bank NA), 0.20%, 10/05/12 (a)(b)(d)	$6,935	$6,935,000
San Bernardino County Housing Authority, M/F, Refunding
RB, VRDN, Raintree Apartments, Series A (Federal
Home Loan Bank LOC), 0.24%, 10/05/12 (a)	4,300	4,300,000
San Diego Housing Authority California, RB, VRDN,
Studio 15, Series B, AMT (Citibank NA LOC),
0.20%, 10/05/12 (a)	3,015	3,015,000
San Francisco City & County Redevelopment Agency,
Refunding HRB, VRDN, Fillmore Center, Series B-2,
AMT (Freddie Mac Credit Support LOC),
0.19%, 10/05/12 (a)	6,750	6,750,000
San Juan Unified School District, GO, TRAN,
2.00%, 10/01/12	12,000	12,000,550
Sequoia Union High School District, GO, FLOATS, VRDN,
Series 2160 (Wells Fargo Bank NA SBPA) (AGM),
0.22%, 10/05/12 (a)(d)	5,360	5,360,000
Sierra Joint Community College District, GO,
Transportation, 1.00%, 9/24/13	7,200	7,241,541
Southern California Public Power Authority, Refunding RB,
VRDN, Palo Verde Project, Series A (Citibank NA LOC),
0.19%, 10/05/12 (a)	21,100	21,100,000
State of California, GO, Refunding, VRDN (a):
Series 2661 (Wells Fargo Bank NA SBPA),
0.23%, 10/05/12	31,841	31,840,500
Series B-1 (Bank of America NA LOC),
0.18%, 10/05/12	9,400	9,400,000
State of California, GO, VRDN (a)(d):
FLOATS, Series B-3 (JPMorgan Chase & Co. LOC,
California Public Employees’ Retirement System
LOC), 0.18%, 10/05/12	10,000	10,000,000
FLOATS, Series C-1 (Bank of America NA LOC),
0.18%, 10/05/12	8,500	8,500,000
Series 2178 (Wells Fargo Bank NA SBPA),
0.23%, 10/05/12	21,509	21,508,500
State of California, RAN:
Series A-1, 2.50%, 5/30/13	28,300	28,706,024
Series A-2, 2.50%, 6/20/13	6,700	6,799,579
		902,398,186

Multi-State — 0.8%

Auburn University, Wells Fargo Stage Trust, RB, FLOATS,
VRDN, Series 53C (Wells Fargo Bank NA SBPA),
0.20%, 10/05/12 (a)(b)(d)	7,145	7,145,000
Total Investments (Cost — $909,543,186*) — 99.8%		909,543,186
Other Assets Less Liabilities — 0.2%		1,461,756
Net Assets — 100.0%		$911,004,942

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$909,543,186	—	$909,543,186

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $126,752 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	13

Schedule of Investments September 30, 2012 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut — 98.0%
City of Shelton, GO, BAN, 1.00%, 8/01/13	$5,820	$5,856,864
Connecticut Housing Finance Authority, RB, VRDN (a):
AMT, MSG Mortgage Financial, Series D (Federal
Home Loan Bank SBPA), 0.19%, 10/05/12	6,727	6,727,000
CIL Realty, Inc. (HSBC Bank USA NA LOC),
0.18%, 10/05/12	1,455	1,455,000
Connecticut Housing Finance Authority, Refunding
RB, Mandatory Put Bonds, Series G,
0.33%, 11/15/12 (a)	3,990	3,990,000
Connecticut Housing Finance Authority, Refunding RB,
VRDN (a):
Housing Mortgage Finance Program, Sub-Series A-2
(JPMorgan Chase Bank NA SBPA),
0.20%, 10/01/12	7,400	7,400,000
Housing Mortgage Finance Program, Sub-Series E-3
(Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA),
0.18%, 10/05/12	8,500	8,500,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA),
0.20%, 10/01/12	3,600	3,600,000
Sub-Series F-1 (JPMorgan Chase Bank NA SBPA),
0.20%, 10/01/12	1,315	1,315,000
Connecticut State Development Authority, RB, VRDN, AMT (a):
Cheshire (Bank of New York Mellon LOC),
0.95%, 10/05/12	1,135	1,135,000
Solid Waste Project, Rand/Whitney (Bank of Montreal
LOC), 0.19%, 10/05/12	9,000	9,000,000
Connecticut State Development Authority, Refunding
RB, VRDN, Pierce Memorial Baptist Home, Inc.
Project, 1999 Refunding Series (LaSalle National
Bank LOC), 0.19%, 10/05/12 (a)	4,200	4,200,000
Connecticut State Health & Educational Facility Authority,
RB, VRDN (a):
Austin Trust, Certificates, Yale University, Series
2008-1080 (Bank of America NA SBPA),
0.21%, 10/05/12	2,636	2,636,000
Avon Old Farms School, Series A (Bank of America NA
LOC), 0.22%, 10/05/12	2,995	2,995,000
Greenwich Adult Day Care, Series A (JPMorgan Chase
Bank NA LOC), 0.26%, 10/05/12	3,095	3,095,000
Hotchkiss School, Series A (US Bank National
Association SBPA), 0.17%, 10/05/12	8,300	8,300,000
Masonicare, Series D (Wachovia Bank NA LOC),
0.21%, 10/01/12	8,170	8,170,000
Yale University, Series T-2, 0.17%, 10/05/12	16,500	16,500,000
Yale University, Series V-1, 0.16%, 10/01/12	6,520	6,520,000
Yale University, Series V-2, 0.17%, 10/01/12	5,700	5,700,000

	Par
Municipal Bonds	(000)	Value

Connecticut (concluded)
Connecticut State Health & Educational Facility Authority,
Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase
Bank NA LOC), 0.18%, 10/05/12	$9,000	$9,000,000
FLOATS, Connecticut State University, Series 1884
(AGM), 0.21%, 10/05/12 (b)	8,760	8,760,000
Yale-New Haven Hospital, Series K1 (JPMorgan Chase
Bank NA LOC), 0.19%, 10/05/12	5,500	5,500,000
Yale-New Haven Hospital, Series K2 (JPMorgan Chase
Bank NA LOC), 0.18%, 10/05/12	1,250	1,250,000
New Canaan Housing Authority, RB, VRDN, Village At
Waveny Care Center (Bank of America NA LOC),
0.26%, 10/05/12 (a)	4,455	4,455,000
State of Connecticut, GO, Refunding, FLOATS, VRDN,
Certificates, Series 514 (Morgan Stanley Bank
SBPA), 0.25%, 10/05/12 (a)(b)	10,000	10,000,000
Town of Brooklyn, GO, Refunding, BAN,
1.00%, 8/13/13	1,200	1,207,159
Town of East Haddam, GO, BAN, 1.25%, 2/07/13	1,530	1,535,226
Town of Enfield, GO, BAN, 1.00%, 8/13/13	4,000	4,024,559
Town of Killingly, GO, BAN, 1.25%, 5/01/13	5,000	5,028,790
Town of Lebanon, GO, BAN:
1.00%, 10/03/12	5,100	5,100,237
0.50%, 1/17/13 (c)	3,000	3,001,710
		165,957,545

Puerto Rico — 3.3%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement (a):
Series A-2 (JPMorgan Chase Bank NA SBPA) (AGM),
0.24%, 10/05/12	570	570,000
Sub-Series 2003 C-5-2 (Barclays Bank Plc LOC),
0.18%, 10/05/12	5,000	5,000,000
		5,570,000
Total Investments (Cost — $171,527,545*) — 101.3%		171,527,545
Liabilities in Excess of Other Assets — (1.3)%		(2,168,473)
Net Assets — 100.0%		$169,359,072

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Bank of New York Mellon Corp.	$3,001,710	—

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$171,527,545	—	$171,527,545

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $116,469 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	15

Schedule of Investments September 30, 2012 (Unaudited)	BIF Florida Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (a)	(000)	Value

Florida — 98.1%
Brevard County Housing Finance Authority, RB, VRDN, AMT:
Timber Trace Apartments Project (Citibank NA LOC),
0.27%, 10/05/12	$2,135	$2,135,000
Wickham Club Apartments, Series A (Fannie Mae
Liquidity Facility), 0.20%, 10/05/12	4,235	4,235,000
Broward County Housing Finance Authority, RB, VRDN,
Sailboat Bend Artist Lofts, AMT (Citibank NA LOC),
0.23%, 10/05/12	750	750,000
City of Jacksonville Florida, Refunding RB, VRDN,
Series A (JPMorgan Chase Bank SBPA),
0.19%, 10/05/12	3,900	3,900,000
City of Wauchula, Refunding RB, VRDN, Hardee
County Center Project (JPMorgan Chase Bank NA
LOC), 0.19%, 10/05/12	1,925	1,925,000
Collier County Educational Facilities Authority, RB,
VRDN, Limited Obligation, Ave Maria University
(Comerica Bank LOC), 0.22%, 10/01/12	1,920	1,920,000
Collier County IDA, RB, VRDN, March Project, AMT
(Wells Fargo Bank NA LOC), 0.39%, 10/05/12	1,730	1,730,000
Collier County IDA, Refunding RB, VRDN, Allete Inc.
Project, AMT (Wells Fargo Bank NA LOC),
0.24%, 10/05/12	400	400,000
County of Lake Florida, Deutsche Bank SPEARS/
LIFERS Trust, RB, VRDN, Series DBE-492, Deutsche
Bank AG Guaranty Agreement (Deutsche Bank AG
SBPA), 0.22%, 10/05/12 (b)	1,982	1,982,000
County of Palm Beach Florida, RB, VRDN:
FlightSafety Project, AMT, 0.19%, 10/05/12	5,895	5,895,000
Morse Obligation Group (TD Bank NA LOC),
0.15%, 10/05/12	1,500	1,500,000
Florida Housing Finance Corp., RB, VRDN, Cutler
Riverside Apartments, AMT (Freddie Mac Guaranty
Liquidity Facility, Freddie Mac SBPA),
0.20%, 10/05/12	1,000	1,000,000
Hillsborough County Housing Finance Authority, HRB,
VRDN, Claymore Crossings Apartments, AMT
(Citibank NA LOC), 0.28%, 10/05/12	1,900	1,900,000
Jacksonville Electric Authority Florida, Water & Sewer
System, Refunding RB, VRDN, Sub-Series B-1 (State
Street Bank & Trust Co. SBPA), 0.17%, 10/05/12	1,935	1,935,000
Jacksonville Housing Finance Authority, HRB, VRDN, AMT:
Christine Cove Apartments (Federal Home Loan Bank
LOC), 0.22%, 10/05/12	1,440	1,440,000
Hartwood Apartments (Freddie Mac Guaranty Liquidity
Facility, Freddie Mac SBPA), 0.21%, 10/05/12	2,800	2,800,000
Lee Memorial Health System Florida, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN, Series DBE-1016
Deutsche Bank AG Guaranty Agreement (Deutsche
Bank AG SBPA), 0.23%, 10/05/12 (b)(c)	2,000	2,000,000
Miami-Dade County IDA, RB, VRDN, RAM Investments
of South Florida, Inc. Project, AMT (Wachovia Bank
NA LOC), 0.29%, 10/05/12	2,260	2,260,000
Miami-Dade County IDA, Refunding RB, VRDN, Florida
Power & Light Company Project, 0.26%, 10/01/12	1,000	1,000,000
Miami-Dade County School Board, COP, FLOATS,
VRDN, Series 2982 (AGC) (Morgan Stanley Bank
SBPA), 0.18%, 10/05/12 (b)(c)	1,200	1,200,000
Orange County Florida, Refunding RB, VRDN, Floater
Certificates, Series O-43 (Royal Bank Canada
SBPA), 0.18%, 10/05/12 (b)(c)	1,300	1,300,000
Pinellas County Health Facilities Authority, RB, VRDN,
Health System, BayCare Health, Series A-2
(Northern Trust Co. LOC), 0.17%, 10/05/12	4,000	4,000,000
Sarasota County Public Hospital District, Refunding
RB, VRDN, Sarasota Memorial Hospital, Series B
(JPMorgan Chase Bank LOC), 0.20%, 10/01/12	2,200	2,200,000
		49,407,000

	Par
Municipal Bonds (a)	(000)	Value

Puerto Rico — 0.8%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM) (JPMorgan
Chase Bank SBPA), 0.24%, 10/05/12	$400	$400,000
Total Investments (Cost — $49,807,000*) — 98.9%		49,807,000
Other Assets Less Liabilities — 1.1%		550,709
Net Assets — 100.0%		$50,357,709

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$49,807,000	—	$49,807,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $428,724 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts — 97.9%
City of Haverhill Massachusetts, GO, BAN,
1.00%, 12/03/12	$7,000	$7,003,641
Commonwealth of Massachusetts, GO, VRDN (a):
Central Artery, Series A (Bank of America NA SBPA),
0.23%, 10/01/12	5,900	5,900,000
Central Artery, Series B (US Bank NA SBPA),
0.20%, 10/01/12	10,965	10,965,000
Consolidated Loan, Series A (Wells Fargo Bank NA
SBPA), 0.20%, 10/01/12	2,215	2,215,000
Consolidated Loan, Series B (JPMorgan Chase Bank
NA SBPA), 0.21%, 10/01/12	2,400	2,400,000
Commonwealth of Massachusetts, BB&T Municipal
Trust, GO, Refunding, FLOATS, VRDN, Series
2005 (Branch Banking & Trust SBPA),
0.16%, 10/05/12 (a)(b)	1,650	1,650,000
Massachusetts Bay Transportation Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series
2009-47 (State Street Bank & Trust Co. SBPA),
0.21%, 10/05/12 (a)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding
RB, VRDN (a):
7 Month Window, Senior Series A, 0.27%, 4/26/13	5,000	5,000,000
General Transportation System (Barclays Bank Plc),
0.18%, 10/05/12	1,500	1,500,000
FLOATS, Series 51C (Wells Fargo Bank NA SBPA),
0.20%, 10/05/12 (b)(c)	1,000	1,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Avalon Acton Apartments AMT, (Fannie Mae
Guarantor, Fannie Mae SBPA), 0.21%, 10/05/12	6,500	6,500,000
Concord Foods Issue, AMT (Bank of America NA LOC),
0.50%, 10/05/12	1,475	1,475,000
Cordis Mills LLC AMT (Fannie Mae Guarantor, Fannie
Mae SBPA), 0.20%, 10/05/12	9,850	9,850,000
Variable Brooks By Village, Inc. Project (Bank of
America NA LOC), 0.19%, 10/05/12	3,000	3,000,000
Massachusetts Development Finance Agency, Refunding
RB, VRDN (a):
Briarwood Retirement (Manufacturers & Traders LOC),
0.15%, 10/05/12	2,180	2,180,000
Fessenden School (JPMorgan Chase Bank NA LOC),
0.19%, 10/05/12	2,785	2,785,000
Groton School (US Bank NA SBPA),
0.17%, 10/05/12	3,415	3,415,000
New England Deaconess, Series B (Manufacturers &
Traders LOC), 0.20%, 10/05/12	9,840	9,840,000
You, Inc. (TD Bank NA LOC), 0.18%, 10/05/12	5,900	5,900,000
Massachusetts Health & Educational Facilities
Authority, RB, VRDN, Partners Healthcare System,
Series D-3 (JPMorgan Chase Bank NA SBPA),
0.18%, 10/05/12 (a)	2,150	2,150,000
Massachusetts Health & Educational Facilities
Authority, Refunding RB, VRDN, Great Brook Valley
Health, Series A (TD Bank NA LOC),
0.19%, 10/05/12 (a)	3,705	3,705,000

	Par
Municipal Bonds	(000)	Value

Massachusetts (concluded)
Massachusetts Industrial Finance Agency, RB,
VRDN, AMT (a):
Development, Garlock Printing Corp. (Bank of America
NA LOC), 1.25%, 10/05/12	$405	$405,000
Gem Group, Inc. Issue (Bank of America NA LOC),
1.25%, 10/05/12	840	840,000
Multi-Mode Development, 225 Bodwell Project
(JPMorgan Chase Bank LOC), 0.85%, 10/05/12	4,000	4,000,000
Massachusetts State College Building Authority,
Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN,
Series DBE-528 (Deutsche Bank AG Guarantor,
Deutsche Bank AG SBPA), 0.24%, 10/05/12 (a)(b)	2,990	2,990,000
Massachusetts Water Resources Authority, Refunding
RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054,
Class A (AGM) (Citibank NA SBPA),
0.18%, 10/05/12 (a)	6,495	6,495,000
Metropolitan Boston Transit Parking Corp., Wells Fargo
Stage Trust, RB, FLOATS, VRDN Certificates, Series
77-C (Wells Fargo Bank NA Credit Agreement, Wells
Fargo Bank NA SBPA), 0.20%, 10/05/12 (a)(b)(c)	11,900	11,900,000
Norfolk County, GO, BAN, 2.25%, 10/26/12	5,500	5,507,392
University of Massachusetts Building Authority,
Refunding RB, VRDN, 7 Month Window, Senior
Series 2, 0.27%, 4/26/13 (a)	2,980	2,980,000
		128,551,033

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (AGM) (JPMorgan
Chase Bank SBPA) (a):
0.24%, 10/05/12	375	375,000
0.24%, 10/05/12	360	360,000
		735,000
Total Investments (Cost — $129,286,033*) — 98.5%		129,286,033
Other Assets Less Liabilities — 1.5%		1,992,578
Net Assets — 100.0%		$131,278,611

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	17

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$129,286,033	—	$129,286,033

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $37,632 is categorized as Level 1 with the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (a)	(000)	Value

Michigan — 77.1%
Berrien County EDC Michigan, EDRB, VRDN, Arlington
Corp. Project, AMT (JPMorgan Chase Bank NA LOC),
0.44%, 10/05/12	$1,095	$1,095,000
Chelsea EDC Michigan, Refunding RB, VRDN, Silver
Maples Obligor (Comerica Bank LOC), 0.19%,
10/05/12	1,975	1,975,000
Detroit Water Supply System, JPMorgan Chase PUTTERS/
DRIVERS Trust, Refunding RB, VRDN, Series D
(Deutsche Bank AG SBPA) (BHAC), 0.43%,
10/05/12 (b)(c)	1,500	1,500,000
Grand Valley State University, Refunding RB, VRDN, Series
B (US Bank NA LOC), 0.18%, 10/05/12	2,500	2,500,000
Holt Public Schools, GO, Refunding, VRDN (Landesbank
Hessen-Thuringen SBPA) (Q-SBLF), 0.25%, 10/05/12	3,955	3,955,000
Lakeview School District Michigan, GO, VRDN, School
Building & Site, Series B (Landesbank Hessen-
Thuringen SBPA) (Q-SBLF), 0.25%, 10/05/12	2,500	2,500,000
Lansing Michigan Board of Water & Light, Wells Fargo
Stage Trust, RB, FLOATS, VRDN, Series 71-C Wells Fargo
Bank Guaranty Agreement (Wells Fargo Bank NA SBPA),
0.20%, 10/05/12 (b)(c)	1,390	1,390,000
Macomb County EDC, RB, VRDN, Aim Plastics, Inc.
Project, AMT (Comerica Bank LOC), 0.28%, 10/05/12	755	755,000
Michigan Finance Authority, RB, VRDN:
Higher Education Facilities, Adrian College Project
(Comerica Bank LOC), 0.23%, 10/05/12	2,000	2,000,000
Higher Education Facilities, University of Detroit Mercy
Project (JPMorgan Chase Bank NA LOC),
0.19%, 10/05/12	2,400	2,400,000
Michigan Higher Education Facilities Authority,
Refunding RB, VRDN, Limited Obligation, Law
School Project, Series A (Wells Fargo Bank NA LOC),
0.17%, 10/05/12	3,100	3,100,000
Michigan Higher Education Student Loan Authority,
RBC Municipal Products, Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC, Royal Bank of Canada SBPA),
0.23%, 10/05/12 (c)	5,000	5,000,000
Michigan State HDA, HRB, VRDN, Berrien Woods III,
Series A, AMT (Citibank NA LOC),
0.23%, 10/05/12	5,795	5,795,000
Michigan State HDA, Refunding RB, VRDN, Series F,
AMT (Bank of Nova Scotia SBPA),
0.20%, 10/05/12	4,000	4,000,000
Michigan Strategic Fund, RB, VRDN, AMT:
Alphi Manufacturing, Inc. Project (Bank of America NA
LOC), 1.25%, 10/05/12	500	500,000
C&M Manufacturing Corp., Inc. Project (JPMorgan
Chase Bank NA LOC), 0.64%, 10/05/12	820	820,000
Golden Keys Development LLC Project (JPMorgan
Chase Bank NA LOC), 0.22%, 10/05/12	950	950,000
Lanse Warden Election Co. LLC Project (Standard
Chartered Bank LOC), 0.65%, 10/05/12	3,215	3,215,000
Mans LLC Project (Comerica Bank LOC),
0.28%, 10/05/12	700	700,000
Merrill Tool Holding Co. Project, Series A (Bank of
America NA LOC), 0.50%, 10/05/12	600	600,000
Riverwalk Properties LLC Project (Comerica Bank
LOC), 0.28%, 10/05/12	1,300	1,300,000
Vector Investments Project (Bank of America NA LOC),
0.44%, 10/05/12	800	800,000
University of Michigan, RB, VRDN, Hospital, Series A,
0.20%, 10/01/12	2,300	2,300,000
University of Michigan, Refunding RB, VRDN, Series B
(The Northern Trust Company SBPA),
0.18%, 10/01/12	400	400,000
		49,550,000

	Par
Municipal Bonds (a)	(000)	Value

Puerto Rico — 0.4%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (JPMorgan Chase Bank
NA SBPA) (AGM), 0.24%, 10/05/12	$295	$295,000
Total Investments (Cost — $49,845,000*) — 77.5%		49,845,000
Other Assets Less Liabilities — 22.5%		14,437,613
Net Assets — 100.0%		$64,282,613

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$49,845,000	—	$49,845,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $11,144,018 is categorized as Level 1 with the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	19

Schedule of Investments September 30, 2012 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey — 86.8%
Borough of Cresskill New Jersey, GO, BAN,
1.00%, 3/08/13	$3,922	$3,927,698
Borough of Kenilworth New Jersey, GO, BAN,
1.00%, 12/14/12	500	500,366
Borough of Ringwood New Jersey, GO, BAN,
1.00%, 11/02/12	3,835	3,836,589
Borough of Saddle River New Jersey, GO, BAN:
1.00%, 3/29/13	3,056	3,063,595
1.00%, 8/02/13	3,861	3,875,801
Borough of Watchung New Jersey, GO, BAN,
1.25%, 3/01/13	4,400	4,413,179
Borough of Westwood New Jersey, GO, BAN,
1.25%, 5/03/13	5,100	5,121,209
Camden County Improvement Authority, RB, VRDN,
Special (TD Bank NA LOC), 0.18%, 10/05/12 (a)	1,665	1,665,000
City of North Wildwood New Jersey, GO, BAN,
1.25%, 12/07/12	7,240	7,244,788
County of Burlington, Bridge Commission, Refunding RB,
Solid Waste Project, 2.00%, 10/12/12	800	800,333
Essex County Improvement Authority, HRB, VRDN, ACES,
Pooled Governmental Loan Program (Wells Fargo Bank
NA LOC), 0.15%, 10/05/12 (a)	490	490,000
Lower Township Municipal Utilities Authority, Refunding
RB, Project Notes, Series B, 1.50%, 9/20/13	6,250	6,310,467
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA
LOC), 0.16%, 10/05/12	7,800	7,800,000
Exxon Project, 0.06%, 10/01/12	700	700,000
MZR Real Estate LP Project AMT (Wachovia Bank NA
LOC), 0.34%, 10/05/12	6,130	6,130,000
PB Tower & Metro Project, Series A AMT (Wells Fargo
Bank NA LOC), 0.34%, 10/05/12	3,125	3,125,000
PB Tower & Metro Project, Series B AMT (Wells Fargo
Bank NA LOC), 0.34%, 10/05/12	1,825	1,825,000
Urban League Project (Wells Fargo Bank NA LOC),
0.24%, 10/05/12	1,885	1,885,000
New Jersey EDA, Refunding RB, VRDN (Wells Fargo Bank
NA LOC) (a):
Blair Academy Project, 0.17%, 10/05/12	6,910	6,910,000
Jewish Community Metro West, 0.29%, 10/05/12	5,400	5,400,000
New Jersey Educational Facilities Authority, Refunding
RB, VRDN, Centenary College, Series A (TD Bank NA
LOC), 0.17%, 10/05/12 (a)	6,405	6,405,000
New Jersey Environmental Infrastructure Trust,
Refunding RB, VRDN, Series A-R (Bank of America
NA SBPA), 0.21%, 10/05/12 (a)(b)(c)	1,500	1,500,000
New Jersey Health Care Facilities Financing Authority, RB,
VRDN (a):
Meridian-IV (Wells Fargo Bank NA SBPA) (AGC),
0.17%, 10/05/12	5,975	5,975,000
Recovery Management System, Inc. (TD Bank NA
LOC), 0.17%, 10/05/12	8,720	8,720,000
Robert Wood Johnson University (Wells Fargo Bank NA
LOC), 0.17%, 10/05/12	9,610	9,610,000
RWJ Health Care Corp (TD Bank NA LOC),
0.16%, 10/05/12	6,040	6,040,000
Series A-4 (TD Bank NA LOC), 0.17%, 10/05/12	11,035	11,035,000
Virtua Health (Wachovia Bank NA LOC),
0.17%, 10/05/12	4,600	4,600,000
New Jersey State Educational Facilities Authority, JP
Morgan Chase PUTTERS/DRIVERS Trust, RB, VRDN,
Series 3922 (JPMorgan Chase Bank SBPA),
0.19%, 10/05/12 (a)(b)(c)	2,165	2,165,000

	Par
Municipal Bonds	(000)	Value

New Jersey (concluded)
New Jersey State Higher Education Assistance Authority,
RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN,
AMT (Royal Bank of Canada LOC SBPA) (a)(c):
Series L-35, 0.22%, 10/05/12	$25,245	$25,245,000
Series L-36, 0.22%, 10/05/12	19,300	19,300,000
New Jersey State Housing & Mortgage Finance Agency,
RB, VRDN (a):
S/F Housing, Series O-Remk (Barclays Bank Plc
SBPA), 0.18%, 10/05/12	5,200	5,200,000
S/F Housing, Series O-Remk (Barclays Bank PLC
SBPA), 0.18%, 10/05/12	14,525	14,525,000
S/F Housing, Series P (Barclays Bank PLC SBPA),
0.16%, 10/05/12	6,925	6,925,000
S/F Housing, Series Q (Barclays Bank PLC SBPA),
0.17%, 10/05/12	9,710	9,710,000
New Jersey Transportation Trust Fund Authority, Deutsche
Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447
(Deutsche Bank AG SBPA), 0.22%, 10/05/12 (a)(c)	50,335	50,335,000
New Jersey Transportation Trust Fund Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-31
(State Street Bank & Trust Co. SBPA), 0.18%,
10/05/12 (a)(b)	29,400	29,400,000
Port Authority of New York & New Jersey, JP Morgan Chase
PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT
(JPMorgan Chase Bank NA SBPA) (a)(b)(c):
Series 3176, 0.24%, 10/05/12	27,860	27,860,000
Series 3193, 0.24%, 10/05/12	12,995	12,995,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN, Series 766 (Morgan Stanley Bank SBPA) (AGM),
0.25%, 10/05/12 (a)(c)	1,500	1,500,000
Township of Clark New Jersey, GO, BAN, 1.25%, 3/22/13	4,000	4,015,285
Township of Clinton New Jersey, GO, BAN,
1.00%, 2/01/13	4,400	4,406,887
Township of Colts Neck New Jersey, GO, BAN,
1.25%, 2/28/13	4,106	4,118,629
Township of Marlboro New Jersey, GO, BAN,
1.25%, 6/14/13	3,300	3,317,266
Township of Neptune New Jersey, GO, Bans,
1.00%, 9/13/13	6,560	6,582,327
Township of Voorhees New Jersey, GO, Bans,
1.00%, 8/09/13	4,029	4,043,065
		360,552,484

Pennsylvania — 5.3%
Delaware River Port Authority, Refunding RB, VRDN, Series B
(Bank of America NA LOC), 0.17%, 10/05/12 (a)	22,000	22,000,000

Puerto Rico — 0.4%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Sub-Series 2003 C-5-2 (Barclays
Bank Plc LOC) (AGM), 0.18%, 10/05/12 (a)	1,850	1,850,000
Total Investments (Cost — $384,402,484*) — 92.5%		384,402,484
Other Assets Less Liabilities — 7.5%		31,169,919
Net Assets — 100.0%		$415,572,403

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments
Municipal Bonds[1]	—	$384,402,484	—	$384,402,484

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $27,925,039 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	21

Schedule of Investments September 30, 2012 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 101.0%
Austin Trust, Refunding RB, VRDN, Series 2008-3508
(Bank of America NA SBPA), 0.25%, 10/05/12 (a)	$6,450	$6,450,000
Beekmantown Central School District, GO, BAN,
Refunding, 1.00%, 7/05/13	5,100	5,117,372
Brookhaven Industrial Development Agency, RB, VRDN
(US Bank NA LOC), 0.18%, 10/05/12 (a)	3,120	3,120,000
Buffalo Municipal Water Finance Authority, Refunding
RB, VRDN (JPMorgan Chase Bank NA LOC),
0.17%, 10/05/12 (a)	5,000	5,000,000
City of New York New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, DRIVERS,
Series 3282 (JPMorgan Chase Bank NA SBPA),
0.19%, 10/05/12 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen-Thuringen LOC),
0.22%, 10/05/12	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC),
0.24%, 10/05/12	11,315	11,315,000
Sub-Series A-3 (Morgan Stanley Bank LOC),
0.19%, 10/05/12	14,260	14,260,000
Sub-Series C-2 (Bayerische Landesbank LOC),
0.24%, 10/05/12	7,615	7,615,000
Sub-Series F-3 (Sumitomu Mitsui Banking Corp. LOC),
0.17%, 10/05/12	23,300	23,300,000
Sub-Series G7 (Bank of Tokyo — Mitsubishi UFJ Ltd.
LOC), 0.19%, 10/01/12	24,735	24,735,000
Sub-Series I-4 (Bank of New York Mellon LOC),
0.16%, 10/05/12	6,800	6,800,000
Cohoes Industrial Development Agency, RB, VRDN, Eddy
Village Project (Bank of America NA LOC), 0.19%,
10/05/12 (a)	20,000	20,000,000
County of Putnam New York, GO, TAN, 1.50%, 10/31/12	6,405	6,410,872
East Islip Union Free School District, GO, TAN,
1.00%, 6/28/13	11,000	11,037,421
East Williston Union Free School District, GO, TAN,
1.00%, 6/28/13	3,000	3,014,869
Evans-Brant Central School District, GO, Refunding, BAN,
1.00%, 6/28/13	8,145	8,175,056
Greece Central School District, GO, Refunding, BAN,
1.25%, 12/28/12	4,285	4,291,962
Livonia Central School District, GO, BAN,
0.65%, 6/28/13	3,252	3,252,903
Long Island Power Authority, RB, VRDN, Sub-Series 1B
(California State Teacher’s Retirement System SBPA,
State Street Bank & Trust Co. SBPA),
0.17%, 10/01/12 (a)	12,400	12,400,000
Long Island Power Authority, Refunding RB, VRDN,
FLOATS, Electric System, Series 1428 (Morgan Stanley
Bank SBPA) (BHAC), 0.25%, 10/05/12 (a)(b)(c)	4,625	4,625,000
Metropolitan Transportation Authority, RB, VRDN,
Sub-Series B-1 (State Street Bank & Trust Co. LOC),
0.18%, 10/05/12 (a)	5,000	5,000,000
Metropolitan Transportation Authority, Refunding RB,
VRDN (a):
Series A-1 (Morgan Stanley Bank LOC),
0.18%, 10/05/12	37,365	37,365,000
Series A-2 (Bank of Tokyo — Mitsubishi UFJ Ltd. LOC),
0.17%, 10/05/12	30,105	30,105,000
Middletown City School District, GO, Refunding, BAN,
1.00%, 9/27/13	17,100	17,212,778
Monroe County Industrial Development Agency, IDRB,
VRDN, Klein Steel Service, AMT (Manufacturers &
Traders Trust Co. LOC), 0.28%, 10/05/12 (a)(b)	6,385	6,385,000
Nassau County Industrial Development Agency, RB, VRDN,
Clinton Plaza Senior Housing Project, AMT (Fannie Mae
Guarantor, Fannie Mae SBPA), 0.21%, 10/05/12 (a)	13,250	13,250,000

	Par
Municipal Bonds	(000)	Value

New York (continued)
Nassau Health Care Corp., Refunding RB, VRDN (JP
Morgan Chase Bank NA LOC), 0.19%, 10/05/12 (a)	$10,000	$10,000,000
New York City Housing Development Corp., MRB, VRDN,
Parkview II Apartments, Series A, AMT (Citibank NA
LOC), 0.21%, 10/05/12 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac
Guarantor, Freddie Mac SBPA), 0.19%, 10/05/12	10,900	10,900,000
Elliott Chelsea Development, Series A (Citibank NA
LOC), 0.18%, 10/05/12	4,100	4,100,000
Lyric Development, Series A, AMT (Fannie Mae
Guarantor, Fannie Mae SBPA), 0.21%, 10/05/12	7,765	7,765,000
Sierra Development, Series A, AMT (Fannie Mae
Guarantor, Fannie Mae SBPA), 0.19%, 10/05/12	14,065	14,065,000
New York City Housing Development Corp., Refunding RB,
VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-
Thuringen LOC), 0.20%, 10/05/12	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA),
0.24%, 10/05/12 (b)(c)	6,290	6,290,000
New York City Industrial Development Agency, RB,
VRDN (a):
Air Express International Corp. Project, AMT (Citibank
NA LOC), 0.19%, 10/05/12	9,500	9,500,000
Heart Share Human Services, Series A (HSBC Bank
USA NA LOC), 0.18%, 10/05/12	2,910	2,910,000
New York City Industrial Development Agency, Refunding
RB, VRDN, Brooklyn Heights (TD Bank NA LOC),
0.17%, 10/05/12 (a)	5,510	5,510,000
New York City Municipal Water Finance Authority, TECP,
0.24%, 11/16/12	8,100	8,100,000
New York City Municipal Water Finance Authority, RB,
VRDN (a):
Eagle Tax-Exempt Trust, Series 2009-0046, Class A
(Citibank NA SBPA), 0.18%, 10/05/12 (b)	18,000	18,000,000
PUTTERS, Series 2559 (JPMorgan Chase Bank NA
SBPA), 0.19%, 10/05/12 (c)	1,775	1,775,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2009-0047, Class A
(Citibank NA SBPA), 0.20%, 10/05/12 (b)	14,900	14,900,000
ROCS, Series II-R-12309 (Citibank NA SBPA) (FSA),
0.21%, 10/05/12 (b)(c)	10,000	10,000,000
Second General Resolution, Series AA-1 (California
State Teachers’ Retirement System SBPA, State
Street Bank & Trust Co. SBPA), 0.20%, 10/01/12	10,100	10,100,000
New York City Transitional Finance Authority, RB, VRDN,
Sub-Series 2F (Bayerische Landesbank SBPA),
0.22%, 10/01/12 (a)	2,350	2,350,000
New York City Transitional Finance Authority, Refunding
RB, VRDN (a):
New York City Recovery, Series 3, Sub-Series 3B
(Wachovia Bank NA SBPA), 0.18%, 10/01/12	4,820	4,820,000
Sub-Series A-4 (TD Bank NA LOC), 0.19%, 10/01/12	1,000	1,000,000
New York City Transitional Finance Authority Future Tax
Secured Revenue, RB, VRDN, Adjustable Future Tax-
Exempt Subordinate, Series A, Sub-Series A-4 (Northern
Trust Company SBPA), 0.19%, 10/01/12 (a)	10,600	10,600,000
New York City Transitional Finance Authority Future Tax
Secured Revenue, Refunding RB, VRDN, NYC Recovery,
Sub-Series 3F (Royal Bank of Canada SBPA),
0.17%, 10/01/12 (a)	10,200	10,200,000
New York Convention Center Development Corp., Eclipse
Funding Trust, RB, VRDN, Series 2006-0004, Solar
Eclipse (US Bank NA LOC, US Bank NA SBPA),
0.19%, 10/05/12 (a)	10,820	10,820,000

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)
New York Local Government Assistance Corp., Refunding
RB, VRDN, Sub Lien, Series 4 (Bank of America NA
SBPA), 0.23%, 10/05/12 (a)	$12,100	$12,100,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A
(Citibank NA SBPA), 0.21%, 10/05/12	3,300	3,300,000
JPMorgan Chase PUTTERS/DRIVERS Trust,
Series 3280 (JPMorgan Chase Bank NA SBPA),
0.19%, 10/05/12 (b)(c)	3,325	3,325,000
PUTTERS, Series 1955 (JPMorgan Chase Bank NA
SBPA), 0.19%, 10/05/12 (c)	5,325	5,325,000
Rochester Friendly Home (Manufacturers & Traders
Trust Co. LOC), 0.15%, 10/05/12	16,140	16,140,000
ROCS, Series 11843 (Citibank NA SBPA) (BHAC),
0.20%, 10/05/12 (b)(c)	6,900	6,900,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of
America NA LOC), 0.17%, 10/05/12	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase Bank NA
SBPA), 0.18%, 10/05/12	18,320	18,320,000
FFT Senior Communities, Inc. (HSBC Bank USA NA
LOC), 0.17%, 10/05/12	2,400	2,400,000
Long Island University, Series A-2 (TD Bank NA LOC),
0.16%, 10/05/12	3,500	3,500,000
New York State Environmental Facilities Corp., Refunding
RB, VRDN, PUTTERS, Series 2900 (JPMorgan Chase
Bank NA SBPA), 0.19%, 10/05/12 (a)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN (a):
160 West 62nd Street, Series A2 (Wells Fargo Bank
NA LOC), 0.20%, 10/05/12	8,000	8,000,000
363 West 30th Street, Series A, AMT (Freddie Mac
Guarantor, Freddie Mac SBPA), 0.19%, 10/05/12	12,150	12,150,000
Grace Towers, Series A, AMT (Freddie Mac Guarantor,
Freddie Mac SBPA), 0.19%, 10/05/12	2,880	2,880,000
Series A (JP Morgan Chase Bank NA LOC),
0.17%, 10/05/12	10,850	10,850,000
New York State HFA, RB, VRDN (a):
388 Bridge St. Housing, Series A (Manufacturers &
Traders Trust Co. LOC), 0.19%, 10/05/12	8,000	8,000,000
Gotham West Housing, Series A-2 (Wells Fargo Bank
NA LOC), 0.17%, 10/05/12	20,500	20,500,000
New York State HFA, Refunding RB, VRDN, Series M-2
(Bank of America NA LOC), 0.25%, 10/05/12 (a)	4,200	4,200,000
North Babylon Union Free School District, GO, TAN,
0.75%, 2/15/13	3,700	3,705,249
North Syracuse Central School District, GO, RAN,
1.00%, 6/21/13	8,600	8,628,427
Onondaga County Industrial Development Agency New
York, RB, VRDN, GA Braun, Inc. Project, AMT
(Manufacturers & Traders Trust Co. LOC),
0.28%, 10/05/12 (a)	8,575	8,575,000
Oswego County Industrial Development Agency New York,
RB, VRDN, OH Properties, Inc. Project, Series A
(Manufacturers & Traders Trust Co. LOC),
0.28%, 10/05/12 (a)	1,270	1,270,000
Port Authority of New York & New Jersey, Refunding RB,
VRDN (a)(c):
FLOATS, Series 297, AMT (Morgan Stanley Bank
SBPA), 0.25%, 10/05/12 (b)	14,000	14,000,000
FLOATS, Series 766 (AGM) (Morgan Stanley Bank
SBPA), 0.25%, 10/05/12	1,750	1,750,000
PUTTERS, Series 2945, MRB, AMT (JPMorgan Chase
Bank NA SBPA), 0.24%, 10/05/12	1,665	1,665,000
ROCS, Series 14020 (Citibank NA SBPA),
0.19%, 10/05/12 (b)	2,500	2,500,000

	Par
Municipal Bonds	(000)	Value

New York (concluded)
Rensselaer County Industrial Development Agency,
RB, VRDN, The Sage Colleges Project, Series A
(Manufacturers & Traders Trust Co. LOC),
0.23%, 10/05/12 (a)	$5,050	$5,050,000
Rockland County Industrial Development Agency New
York, Refunding RB, VRDN, Dominican College Project,
Series A (TD Bank NA LOC), 0.18%, 10/05/12 (a)	8,550	8,550,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN,
Series 2901 (Credit Suisse NY SBPA),
0.18%, 10/05/12 (a)(c)	10,800	10,800,000
Syracuse Industrial Development Agency, RB, VRDN,
Syracuse University Project, Series A-2 (JPMorgan Chase
Bank NA LOC), 0.20%, 10/01/12 (a)	600	600,000
Town of Amherst Development Corp., Refunding RB,
VRDN, Asbury Pointe, Inc. Project, Senior Living Facility,
Series A (Manufacturers & Traders Trust LOC),
0.20%, 10/05/12 (a)	3,895	3,895,000
Town of Carmel New York, Refunding, GO, BAN, Series A,
0.75%, 10/11/13 (d)	4,021	4,036,601
Town of Webster New York, GO, BAN:
1.25%, 10/05/12	3,000	3,000,228
Refunding, 0.75%, 10/04/13 (d)	4,210	4,222,883
Town of West Seneca New York, GO, BAN,
1.25%, 10/19/12	7,097	7,099,604
Triborough Bridge & Tunnel Authority, RB, VRDN, General
(California State Teachers’ Retirement System LOC) (a):
Refunding, Series B-2BB, 0.17%, 10/01/12	3,100	3,100,000
Series B-2, 0.17%, 10/05/12	13,630	13,630,000
Series B-2A, 0.17%, 10/01/12	24,990	24,990,000
Ulster County New York, GO, Refunding, BAN,
1.25%, 11/16/12	8,280	8,289,313
Valley Central School District at Montgomery, GO, BAN,
Series B, 1.25%, 2/22/13	3,360	3,370,598
Washington County, GO, BAN, 1.25%, 6/14/13	5,600	5,627,443
Yonkers Industrial Development Agency, Refunding
RB, VRDN (JPMorgan Chase Bank NA LOC),
0.18%, 10/05/12 (a)	4,900	4,900,000
Total Investments (Cost — $781,568,579*) — 101.0%		781,568,579
Liabilities in Excess of Other Assets — (1.0)%		(7,693,810)
Net Assets — 100.0%		$773,874,769

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Pershing LLC	$8,259,484	—

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	23

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$781,568,579	—	$781,568,579

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $79,001 is categorized as Level 1 with the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BIF North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina — 98.8%
Alamance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Millender Project, AMT (Wells Fargo Bank NA LOC),
0.34%, 10/05/12 (a)	$900	$900,000
Charlotte-Mecklenburg Hospital Authority, Refunding RB,
VRDN, Carolinas HealthCare System (a):
Series B (US Bank NA LOC), 0.15%, 10/01/12	200	200,000
Series H (Wells Fargo Bank NA LOC),
0.15%, 10/01/12	2,300	2,300,000
City of Raleigh North Carolina, Refunding RB, VRDN,
7 Month Window, 0.28%, 4/26/13 (a)	2,135	2,135,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month
Window, Series D, 0.28%, 4/26/13 (a)	6,125	6,125,000
County of Sampson North Carolina, Eclipse Funding Trust,
COP, VRDN, Series 2006-0160, Solar Eclipse (US Bank
NA LOC SBPA), 0.18%, 10/05/12 (a)	110	110,000
County of Wake North Carolina School, GO, VRDN, Series
A (Wells Fargo Bank NA SBPA), 0.17%, 10/05/12 (a)	400	400,000
Gaston County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC),
0.39%, 10/05/12 (a)	750	750,000
Guilford County Industrial Facilities & Pollution Control
Financing Authority, IDRB, VRDN, National Sherman,
AMT (TD Bank NA LOC), 0.44%, 10/05/12 (a)	1,900	1,900,000
Lee County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project (Comerica Bank LOC),
0.28%, 10/05/12	2,550	2,550,000
Lee Central LLC Project (Wells Fargo Bank NA LOC),
0.34%, 10/05/12	2,050	2,050,000
New County Hanover, Refunding RB, 1.00%, 12/05/12	200	200,246
North Carolina Agricultural Finance Authority, RB, VRDN,
Albemarle Cotton Growers, AMT (Wells Fargo Bank NA
LOC), 0.34%, 10/05/12 (a)	700	700,000
North Carolina Agricultural Finance Authority, Refunding
RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells
Fargo Bank NA LOC), 0.39%, 10/05/12 (a)	910	910,000
North Carolina Capital Facilities Finance Agency,
Refunding RB, VRDN, High Point University Project
(Branch Banking & Trust Co. LOC),
0.19%, 10/05/12 (a)	1,090	1,090,000
North Carolina Educational Facilities Finance Agency, RB,
VRDN (a):
Duke University Project, Series A, 0.18%, 10/05/12	525	525,000
Duke University Project, Series A, 0.18%, 10/05/12	300	300,000
Elon College (TD Bank NA LOC), 0.16%, 10/05/12	825	825,000

	Par
Municipal Bonds	(000)	Value

North Carolina (concluded)
North Carolina HFA, RB, VRDN, MERLOTS, Series B-12,
AMT (Wells Fargo Bank NA SBPA),
0.25%, 10/05/12 (a)(b)	$425	$425,000
North Carolina Medical Care Commission, RB, VRDN,
Duke University Health Systems, Series A (Royal Bank
of Canada SBPA), 0.18%, 10/05/12 (a)	1,400	1,400,000
North Carolina State University at Raleigh, Refunding
RB, VRDN, Series B (Bayerische Landesbank SBPA),
0.18%, 10/05/12 (a)	1,520	1,520,000
Piedmont Triad Airport Authority North Carolina, RB, VRDN,
Cessna Aircraft Co. Project, AMT (Bank of America NA
LOC), 0.45%, 10/01/12 (a)	215	215,000
Raleigh North Carolina Combined Enterprise System, RB,
ROCS, VRDN, Series A (Citibank NA SBPA),
0.18%, 10/05/12 (a)	800	800,000
University of North Carolina at Chapel Hill, Refunding RB,
VRDN, Series B, 0.18%, 10/05/12 (a)	1,500	1,500,000
Vance County Industrial Facilities & Pollution Control
Financing Authority North Carolina, RB, VRDN, HH Hunt
Manufacturing Facilities LLC Project, AMT (Wells Fargo
Bank NA LOC), 0.39%, 10/05/12 (a)	700	700,000
Yancey County Industrial Facilities & Pollution Control
Financing Authority, RB, VRDN, Altec Industries, Inc.,
Project, AMT (Branch Banking & Trust Co. LOC),
0.26%, 10/05/12 (a)	1,800	1,800,000
		32,330,246

Puerto Rico — 0.8%

Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Series A-2 (JPMorgan Chase Bank
SBPA) (AGM), 0.24%, 10/05/12 (a)	265	265,000
Total Investments (Cost — $32,595,246*) — 99.6%		32,595,246
Other Assets Less Liabilities — 0.4%		138,085
Net Assets — 100.0%		$32,733,331

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	25

Schedule of Investments (concluded)	BIF North Carolina Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$32,595,246	—	$32,595,246

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $115,602 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 98.7%
Butler County Ohio, GO, BAN, Various Purpose,
0.40%, 8/02/13	$800	$800,000
Butler County Ohio, Refunding RB, VRDN, Lifesphere
Project (US Bank NA LOC), 0.18%, 10/05/12 (a)	2,255	2,255,000
City of Beachwood, GO, BAN, 1.00%, 8/09/13	1,035	1,041,332
City of Cleveland Ohio, Refunding RB, VRDN, Series Q
(Bank of New York Mellon LOC), 0.15%, 10/05/12 (a)	4,000	4,000,000
City of Columbus Ohio, BB&T Muni Trust, RB, FLOATS,
VRDN, Series 13 (Branch Banking & Trust Co. SBPA),
0.16%, 10/05/12 (a)(b)(c)	6,590	6,590,000
City of Columbus Ohio, RB, PUTTERS, VRDN, Series 2456
(JPMorgan Chase Bank NA SBPA),
0.19%, 10/05/12 (a)(b)	1,000	1,000,000
City of Independence Ohio, GO, Refunding, BAN, Various
Purpose, 1.13%, 4/19/13	800	803,181
City of Independence Ohio, Refunding RB, VRDN,
Rockside Spectrum Building (US Bank NA LOC),
0.22%, 10/05/12 (a)	1,115	1,115,000
City of Lakewood Ohio, GO, Refunding, BAN, Various
Purpose Improvement, 1.13%, 10/19/12	1,350	1,350,479
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial
Hospital Project (JPMorgan Chase Bank NA LOC),
0.20%, 10/05/12 (a)	2,900	2,900,000
City of Miamisburg Ohio, GO, BAN, Various Purpose,
1.00%, 3/14/13	2,000	2,004,439
City of North Ridgeville Ohio, GO, BAN, Capital
Improvement & Equipment, 0.85%, 4/05/13	930	930,941
City of Sharonville Ohio, GO, Refunding, BAN, Various
Purpose, 1.00%, 7/12/13	100	100,387
City of Strongsville Ohio, GO, BAN:
Refunding, Library, 1.25%, 10/26/12	700	700,428
Various Purpose, 1.25%, 10/26/12	1,330	1,330,814
Cleveland Ohio Water Revenue, RB, Subordinate Lien,
1.50%, 1/25/13	1,500	1,501,483
Columbus Ohio Regional Airport Authority, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series
DB-488 (Deutsche Bank AG SBPA) (NPFGC), 0.22%,
10/05/12 (a)(b)	4,675	4,675,000
County of Franklin Ohio, Barclays Capital Municipal Trust
Receipts, RB, FLOATS, VRDN, Series 21B (Barclays
Bank Plc SBPA), 0.18%, 10/05/12 (a)(b)(c)	200	200,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George
Commons Apartments, AMT (Fannie Mae Guarantor),
0.22%, 10/05/12 (a)	3,200	3,200,000
County of Trumbull Ohio, Refunding RB, VRDN (a):
Ellwood Engineered, AMT (Wells Fargo Bank NA LOC),
0.25%, 10/05/12	3,400	3,400,000
Shepherd (Manufacturers & Traders Trust Co. LOC),
0.20%, 10/05/12	6,680	6,680,000
Cuyahoga County Port Authority, RB, VRDN, Euclid
Avenue Housing Corp. Project (US Bank NA LOC),
0.15%, 10/05/12 (a)	2,100	2,100,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Lake County Ohio, GO, BAN, Various Purpose Utilities,
1.00%, 7/25/13	$2,760	$2,774,056
Lorain County Port Authority, RB, VRDN, St. Ignatius
High School Project (US Bank NA LOC),
0.19%, 10/05/12 (a)	1,390	1,390,000
Miami County Ohio, GO, BAN, Various Purpose,
1.13%, 12/05/12	1,105	1,106,258
Montgomery County Ohio, Refunding RB, VRDN, Catholic
Health, Series B-1 (Bank of New York Mellon SBPA),
0.19%, 10/05/12 (a)	4,100	4,100,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio
Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi
UFJ LOC), 0.16%, 10/05/12 (a)	2,700	2,700,000
Ohio HFA, RB, VRDN, Series H, AMT (Federal Home Loan
Bank SBPA), 0.18%, 10/05/12 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02,
AMT (Wells Fargo Bank NA LOC, Ginnie Mae Guarantor),
0.25%, 10/05/12 (a)(b)	640	640,000
Ohio Higher Educational Facility Commission, Refunding
RB, VRDN (a):
Case Western Reserve University 2002 Project,
Series A (Wells Fargo Bank NA SBPA),
0.21%, 10/01/12	2,455	2,455,000
Dominican University Project (JPMorgan Chase Bank
NA LOC), 0.19%, 10/05/12	1,000	1,000,000
State of Ohio, GO:
Common Schools, Series B, 3.00%, 9/18/13	1,500	1,540,069
VRDN, Infrastructure Improvement, Series B, 0.18%,
10/05/12 (a)	1,000	1,000,000
State of Ohio, RB, VRDN, Universal Forest Products
Project, AMT (JPMorgan Chase Bank NA LOC),
0.39%, 10/05/12 (a)	2,700	2,700,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB,
FLOATS, VRDN, Series 56C (Wells Fargo Bank NA
SBPA), 0.20%, 10/05/12 (a)(b)(c)	2,100	2,100,000
Total Investments (Cost — $78,083,867*) — 98.7%		78,083,867
Other Assets Less Liabilities — 1.3%		1,006,048
Net Assets — 100.0%		$79,089,915

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	27

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$78,083,867	—	$78,083,867

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $53,223 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 97.1%
Allegheny County Hospital Development Authority, RB:
UPMC, Series A, 2.00%, 10/15/12	$400	$400,267
VRDN, University of Pittsburgh Medical Center, Series
B-2 (Deutsche Bank AG LOC), 0.17%, 10/05/12 (a)	2,800	2,800,000
Beaver County IDA, Refunding RB, VRDN, Pollution
Control, Pennsylvania Electric Co. Project, Series B
(UBS AG LOC), 0.19%, 10/01/12 (a)	500	500,000
Chester County IDA, RB, VRDN, AMT (Wells Fargo Bank NA
LOC) (a):
Hankin Group, Series A, 0.39%, 10/05/12	1,645	1,645,000
West Vincent Association, Series B,
0.39%, 10/05/12	1,795	1,795,000
City of Philadelphia Pennsylvania, GO, Refunding, VRDN,
Multi-Modal, Series B (Royal Bank of Canada LOC),
0.16%, 10/05/12 (a)	4,200	4,200,000
City of Philadelphia Pennsylvania, RB, VRDN, 5th Series
A-2 (JPMorgan Chase & Co. NA LOC, Bank of Nova
Scotia LOC), 0.18%, 10/05/12 (a)	2,200	2,200,000
City of Philadelphia Pennsylvania, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN, Series B, AMT
(Deutsche Bank AG SBPA), 0.27%, 10/05/12 (a)(b)	4,000	4,000,000
County of Lehigh Pennsylvania, GO, 2.50%, 11/15/12	400	401,089
Delaware County IDA, RB, VRDN (a):
Resource Recovery, Project G (General Electric Capital
Corp. Guaranty Agreement), 0.18%, 10/05/12	5,175	5,175,000
Scott Paper Co, Series A (Kimberly Clark Corp.
Guaranty Agreement), 0.18%, 10/05/12	1,900	1,900,000
Delaware County IDA Pennsylvania, Refunding RB, VRDN,
Resource Recovery, Series G (General Electric Capital
Corp. Guaranty Agreement), 0.18%, 10/05/12 (a)	40	40,000
Delaware River Port Authority, Refunding RB, VRDN (a):
Series A (JPMorgan Chase Bank NA LOC),
0.18%, 10/05/12	825	825,000
Series B (Bank of America NA LOC),
0.17%, 10/05/12	2,500	2,500,000
Downingtown Pennsylvania Area School District, GO,
VRDN, Floater Certificates, Series E-13 (Royal Bank of
Canada SBPA), 0.18%, 10/05/12 (a)(b)(c)	2,460	2,460,000
Erie Water Authority, RB, Mandatory Put Bonds (Federal
Home Loan Bank LOC) (AGM) (a):
Series 2006D, 2.50%, 6/01/13	1,275	1,292,157
Series C, 2.50%, 6/01/13	1,500	1,520,185
Montgomery County IDA Pennsylvania, RB, VRDN (a):
Big Little Association Project Series A (Wells Fargo
Bank NA LOC), 0.39%, 10/05/12	725	725,000
Edmund Optical Manufacturing LLC Project,
AMT (Wells Fargo Bank NA LOC), 0.39%, 10/05/12	860	860,000
Girl Scouts of Southeastern Pennsylvania (TD Bank NA
LOC), 0.18%, 10/05/12	290	290,000
Valley Forge Baptist (Wells Fargo Bank NA LOC),
0.34%, 10/05/12	1,375	1,375,000
Northampton County General Purpose Authority, RB,
VRDN, Lehigh University (TD Bank NA SBPA), 0.16%,
10/05/12 (a)	1,200	1,200,000

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority,
RB, VRDN (a):
Evergreen Community Power Facility, AMT
(Manufacturers & Traders Trust Co. LOC),
0.33%, 10/05/12	$14,400	$14,400,000
Homewood Retirement, Series E (Manufacturers &
Traders Trust Co. LOC), 0.22%, 10/05/12	1,100	1,100,000
Penn Waste Inc. Project, AMT (Manufacturers &
Traders Trust Co. LOC), 0.28%, 10/05/12	1,905	1,905,000
West Point Project AMT (Merck & Co. Guaranty),
0.23%, 10/05/12	8,500	8,500,000
Westrum Harleysville II Project, AMT (Federal Home
Loan Bank LOC), 0.20%, 10/05/12	2,740	2,740,000
Pennsylvania HFA, MRB, VRDN, S/F, AMT (a):
Series 81C (Royal Bank of Canada SBPA),
0.18%, 10/05/12	2,100	2,100,000
Series 82-B (Royal Bank of Canada SBPA),
0.18%, 10/05/12	980	980,000
Series 83C (Bank of Tokyo — Mitsubishi UFJ Ltd.
SBPA), 0.19%, 10/05/12	8,255	8,255,000
Pennsylvania HFA, JP Morgan Chase PUTTERS/DRIVERS
Trust, RB, VRDN, Series 3297, AMT (JPMorgan Chase
Bank NA SBPA), 0.27%, 10/05/12 (a)(b)(c)	445	445,000
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, VRDN (a):
Gwynedd-Mercy College, Series P1 (TD Bank NA LOC,
TD Bank NA SBPA), 0.17%, 10/05/12	2,850	2,850,000
Thomas Jefferson University, Series B (JPMorgan
Chase Bank NA LOC), 0.19%, 10/05/12	1,000	1,000,000
Pennsylvania Turnpike Commission, RB:
Series D, 0.23%, 12/01/12 (d)	2,230	2,230,000
Sub-Series A (AGC), 3.00%, 6/01/13	700	712,820
Pennsylvania Turnpike Commission, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN, Series D,
0.23%, 10/05/12 (a)(b)(c)	1,600	1,600,000
Philadelphia Hospitals & Higher Education Facilities
Authority, RB, VRDN, Children’s Hospital of Philadelphia,
Series A (JPMorgan Chase Bank NA SBPA),
0.20%, 10/01/12 (a)	3,900	3,900,000
Philadelphia IDA, RB, VRDN (a):
Gift of Life Donor Program Project (TD Bank NA LOC),
0.17%, 10/05/12	1,400	1,400,000
Henry H. Ottens Manufacturing Project, AMT
(Wachovia Bank NA LOC), 0.39%, 10/05/12	205	205,000
Interim House West Project (Wells Fargo Bank NA
LOC), 0.34%, 10/05/12	875	875,000
Lannett Co., Inc. Project (Wells Fargo Bank NA LOC),
0.39%, 10/05/12	290	290,000
Liberty Lutheran Services Project (Bank of America NA
LOC), 0.21%, 10/05/12	1,960	1,960,000
Philadelphia School District, GO, Refunding, VRDN, Series
F, The (Barclays Bank Plc LOC), 0.18%, 10/05/12 (a)	2,400	2,400,000
Phoenixville Area School District, GO, Series A (State Aid
Withholding), 2.00%, 5/15/13	400	403,969
Pittsburgh Water & Sewer Authority, Refunding RB,
Sub-Series C-1A, Mandatory Put Bonds (Federal Home
Loan Bank LOC) (AGM), 0.40%, 9/01/13 (a)	2,400	2,400,000
Unionville-Chadds Ford School District, GO (State Aid
Withholding), 1.00%, 6/01/13 (e)	700	703,038
York County IDA Pennsylvania, RB, VRDN, 495 Leasing
Project, AMT (Wells Fargo Bank NA LOC),
0.39%, 10/05/12 (a)	1,135	1,135,000
York General Authority Pennsylvania, RB, VRDN, Strand
Capitol Arts Center Project (Manufacturers & Traders
Trust Co. LOC), 0.23%, 10/05/12 (a)	685	685,000
		103,278,525

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	29

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico — 1.0%
Commonwealth of Puerto Rico, GO, Refunding, VRDN,
Public Improvement, Public Improvement, Series A-2
(JPMorgan Chase Bank NA LOC, JPMorgan Chase Bank
NA SBPA) (AGM), 0.24%, 10/05/12 (a)	$495	$495,000
Puerto Rico Sales Tax Financing Corp., Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN, Series A (Deutsche
Bank AG SBPA), 0.24%, 10/05/12 (a)(b)	550	550,000
		1,045,000
Total Investments (Cost — $104,323,525*) — 98.1%		104,323,525
Other Assets Less Liabilities — 1.9%		1,999,812
Net Assets — 100.0%		$106,323,337

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
First Clearing LLC	$703,038	—

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$104,323,525	—	$104,323,525

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2012, cash of $24,361 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2012.

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Statements of Assets and Liabilities

September 30, 2012 (Unaudited)	BIF Arizona Municipal Money Fund	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Florida Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$26,940,000	$909,543,186	$171,527,545	$49,807,000
Cash	3,035,810	126,752	116,469	428,724
Investments sold receivable	3,500,382	144,500	—	100,000
Capital shares sold receivable	—	—	595,217	—
Interest receivable	11,155	1,366,524	148,051	9,994
Prepaid expenses	1,205	22,049	3,940	31,731
Total assets	33,488,552	911,203,011	172,391,222	50,377,449

Liabilities
Investments purchased payable	—	—	3,001,710	—
Investment advisory fees payable	—	115,876	14,527	—
Other affiliates payable	250	9,749	1,528	532
Officer’s and Trustees’ fees payable	133	5,259	660	284
Other accrued expenses payable	3,693	67,185	13,725	18,924
Total liabilities	4,076	198,069	3,032,150	19,740
Net Assets	$33,484,476	$911,004,942	$169,359,072	$50,357,709

Net Assets Consist of
Paid-in capital[2]	$33,491,145	$910,995,199	$169,358,962	$50,357,648
Accumulated net realized gain (loss)	(6,669)	9,743	110	61
Net Assets, $1.00 net asset value per share	$33,484,476	$911,004,942	$169,359,072	$50,357,709
[1] Investments at cost — unaffiliated	$26,940,000	$909,543,186	$171,527,545	$49,807,000
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	33,546,261	910,397,509	169,239,132	50,344,972

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	31

Statements of Assets and Liabilities (continued)

September 30, 2012 (Unaudited)	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$129,286,033	$49,845,000	$384,402,484	$781,568,579
Cash	37,632	11,144,018	27,925,039	79,001
Investments sold receivable	1,500,076	3,000,042	1,890,000	25,000
Capital shares sold receivable	375,226	275,842	962,419	—
Interest receivable	99,916	13,166	486,859	622,116
Prepaid expenses	3,251	27,263	10,356	22,491
Total assets	131,302,134	64,305,331	415,677,157	782,317,187

Liabilities
Investments purchased payable	—	—	—	8,259,484
Investment advisory fees payable	13,410	419	59,784	99,977
Other affiliates payable	1,317	534	4,122	7,539
Officer’s and Trustees’ fees payable	713	268	1,666	—
Income distribution payable	—	—	—	188
Other accrued expenses payable	8,083	21,497	39,182	75,230
Total liabilities	23,523	22,718	104,754	8,442,418
Net Assets	$131,278,611	$64,282,613	$415,572,403	$773,874,769

Net Assets Consist of
Paid-in capital[2]	$131,204,956	$64,306,190	$415,572,150	$773,864,188
Accumulated net realized gain (loss)	73,655	(23,577)	253	10,581
Net Assets, $1.00 net asset value per share	$131,278,611	$64,282,613	$415,572,403	$773,874,769
[1] Investments at cost — unaffiliated	$129,286,033	$49,845,000	$384,402,484	$781,568,579
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	131,137,194	64,373,182	415,414,470	773,834,726

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Statements of Assets and Liabilities (concluded)

September 30, 2012 (Unaudited)	BIF North Carolina Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$32,595,246	$78,083,867	$104,323,525
Cash	115,602	53,223	24,361
Investments sold receivable	—	280,000	1,260,000
Capital shares sold receivable	—	607,608	1,363,364
Interest receivable	7,010	81,443	69,133
Prepaid expenses	25,988	2,208	4,162
Total assets	32,743,846	79,108,349	107,044,545

Liabilities
Investments purchased payable	—	—	703,038
Investment advisory fees payable	—	3,367	6,670
Other affiliates payable	296	816	1,058
Officer’s and Trustees’ fees payable	143	552	1,034
Other accrued expenses payable	10,076	13,699	9,408
Total liabilities	10,515	18,434	721,208
Net Assets	$32,733,331	$79,089,915	$106,323,337

Net Assets Consist of
Paid-in capital[2]	$32,734,134	$79,089,845	$106,362,674
Accumulated net realized gain (loss)	(803)	70	(39,337)
Net Assets, $1.00 net asset value per share	$32,733,331	$79,089,915	$106,323,337
[1] Investments at cost — unaffiliated	$32,595,246	$78,083,867	$104,323,525
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	32,749,499	78,836,978	106,425,472

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	33

Statements of Operations

Six Months Ended September 30, 2012 (Unaudited)	BIF Arizona Municipal Money Fund	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Florida Municipal Money Fund

Investment Income
Income	$33,775	$1,136,744	$180,420	$57,276

Expenses
Investment advisory	75,002	2,254,297	441,140	134,381
Distribution and service	14,032	556,848	110,446	32,222
Transfer agent	3,119	99,367	13,050	5,534
Professional	32,317	38,635	22,190	19,807
Accounting services	4,849	53,218	11,700	5,792
Registration	10,041	31,849	10,588	11,994
Officer and Trustees	2,029	19,549	4,510	2,572
Custodian	2,172	18,549	3,780	2,353
Printing	3,885	11,511	5,400	3,756
Miscellaneous	7,070	20,905	8,669	7,206
Total expenses	154,516	3,104,728	631,473	225,617
Less fees waived by Manager	(75,002)	(1,411,314)	(340,639)	(132,738)
Less distribution and service fees waived	(14,032)	(556,848)	(110,446)	(32,222)
Less other expenses waived and/or reimbursed by Manager	(31,713)	—	—	(3,391)
Total expenses after fees waived and/or reimbursed	33,769	1,136,566	180,388	57,266
Net investment income	6	178	32	10

Realized Gain
Net realized gain from investments	4,025	—	—	—
Net Increase in Net Assets Resulting from Operations	$4,031	$178	$32	$10

See Notes to Financial Statements.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Statements of Operations (continued)

Six Months Ended September 30, 2012 (Unaudited)	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund

Investment Income
Income	$194,388	$81,143	$570,557	$975,846

Expenses
Investment advisory	355,756	145,230	1,039,941	2,014,559
Distribution and service	88,854	31,671	247,743	519,314
Transfer agent	17,199	6,490	33,850	82,560
Professional	28,495	21,690	29,870	32,220
Accounting services	9,867	6,480	20,250	44,640
Registration	11,398	9,961	11,591	17,488
Officer and Trustees	4,178	2,740	8,060	13,100
Custodian	3,619	3,060	8,280	14,850
Printing	4,370	4,060	7,040	9,530
Miscellaneous	9,346	7,778	10,442	17,312
Total expenses	533,082	239,160	1,417,067	2,765,573
Less fees waived by Manager	(249,866)	(126,288)	(598,843)	(1,268,773)
Less distribution and service fees waived	(88,854)	(31,671)	(247,743)	(519,314)
Less other expenses waived and/or reimbursed by Manager	—	(69)	—	(1,985)
Total expenses after fees waived and/or reimbursed	194,362	81,132	570,481	975,501
Net investment income	26	11	76	345

Realized Gain
Net realized gain from investments	73,575	—	—	1,495
Net Increase in Net Assets Resulting from Operations	$73,601	$11	$76	$1,840

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	35

Statements of Operations (concluded)

Six Months Ended September 30, 2012 (Unaudited)	BIF North Carolina Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund

Investment Income
Income	$50,451	$106,671	$135,465

Expenses
Investment advisory	95,640	217,869	273,308
Distribution and service	23,810	54,576	56,183
Transfer agent	7,220	12,790	15,220
Professional	19,560	20,060	20,070
Accounting services	6,320	9,540	10,620
Registration	12,077	11,537	10,770
Officer and Trustees	2,380	3,450	3,530
Custodian	1,820	2,380	3,190
Printing	2,660	3,970	4,250
Miscellaneous	7,850	9,382	9,950
Total expenses	179,337	345,554	407,091
Less fees waived by Manager	(93,449)	(184,003)	(215,463)
Less distribution and service fees waived	(23,810)	(54,576)	(56,183)
Less other expenses waived and/or reimbursed by Manager	(11,634)	(320)	—
Total expenses after fees waived and/or reimbursed	50,444	106,655	135,445
Net investment income	7	16	20

Realized Gain
Net realized gain from investments	10,347	—	—
Net Increase in Net Assets Resulting from Operations	$10,354	$16	$20

See Notes to Financial Statements.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Statements of Changes in Net Assets

	BIF Arizona Municipal Money Fund		BIF California Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Operations
Net investment income	$6	$11	$178	$81,525
Net realized gain	4,025	33	—	13,973
Net increase in net assets resulting from operations	4,031	44	178	95,498

Dividends and Distributions to Shareholders From
Net investment income	(6)	(11)	(178)	(81,525)
Net realized gain	—	—	—	(7,720)
Decrease in net assets resulting from dividends and distributions to shareholders	(6)	(11)	(178)	(89,245)

Capital Share Transactions
Net proceeds from sale of shares	90,234,838	227,810,834	2,365,367,952	5,844,473,891
Reinvestment of dividends and distributions	—	—	—	89,007
Cost of shares redeemed	(83,233,245)	(233,937,381)	(2,509,721,606)	(6,018,551,701)
Net increase (decrease) in net assets derived from capital share transactions	7,001,593	(6,126,547)	(144,353,654)	(173,988,803)

Net Assets
Total increase (decrease) in net assets	7,005,618	(6,126,514)	(144,353,654)	(173,982,550)
Beginning of period	26,478,858	32,605,372	1,055,358,596	1,229,341,146
End of period	$33,484,476	$26,478,858	$911,004,942	$1,055,358,596

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	37

Statements of Changes in Net Assets (continued)

	BIF Connecticut Municipal Money Fund		BIF Florida Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Operations
Net investment income	$32	$75	$10	$22
Net realized gain	—	110	—	1,923
Net increase in net assets resulting from operations	32	185	10	1,945

Dividends and Distributions to Shareholders From
Net investment income	(32)	(75)	(10)	(22)
Net realized gain	—	—	—	(3,202)
Decrease in net assets resulting from dividends and distributions to shareholders	(32)	(75)	(10)	(3,224)

Capital Share Transactions
Net proceeds from sale of shares	269,146,171	755,556,855	136,639,611	361,851,110
Reinvestment of dividends	—	27	—	3,205
Cost of shares redeemed	(281,097,049)	(806,668,111)	(134,113,638)	(384,852,350)
Net increase (decrease) in net assets derived from capital share transactions	(11,950,878)	(51,111,229)	2,525,983	(22,998,035)

Net Assets
Total increase (decrease) in net assets	(11,950,878)	(51,111,119)	2,525,983	(22,999,314)
Beginning of period	181,309,950	232,421,069	47,831,726	70,831,040
End of period	$169,359,072	$181,309,950	$50,357,709	$47,831,726

See Notes to Financial Statements.

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Statements of Changes in Net Assets (continued)

	BIF Massachusetts Municipal Money Fund		BIF Michigan Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Operations
Net investment income	$26	$60	$11	$24
Net realized gain	73,575	2,847	—	11,120
Net increase in net assets resulting from operations	73,601	2,907	11	11,144

Dividends and Distributions to Shareholders From
Net investment income	(26)	(60)	(11)	(24)
Net realized gain	—	(2,767)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(26)	(2,827)	(11)	(24)

Capital Share Transactions
Net proceeds from sale of shares	251,721,359	616,937,501	154,066,633	350,303,811
Reinvestment of dividends and distributions	—	2,782	—	—
Cost of shares redeemed	(271,403,848)	(628,906,323)	(145,803,240)	(380,166,252)
Net increase (decrease) in net assets derived from capital share transactions	(19,682,489)	(11,966,040)	8,263,393	(29,862,441)

Net Assets
Total increase (decrease) in net assets	(19,608,914)	(11,965,960)	8,263,393	(29,851,321)
Beginning of period	150,887,525	162,853,485	56,019,220	85,870,541
End of period	$131,278,611	$150,887,525	$64,282,613	$56,019,220

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	39

Statements of Changes in Net Assets (continued)

	BIF New Jersey Municipal Money Fund		BIF New York Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Operations
Net investment income	$76	$58,210	$345	$349
Net realized gain	—	12,603	1,495	12,582
Net increase in net assets resulting from operations	76	70,813	1,840	12,931

Dividends and Distributions to Shareholders From
Net investment income	(76)	(58,210)	(345)	(349)
Net realized gain	—	(16,702)	—	(5,097)
Decrease in net assets resulting from dividends and distributions to shareholders	(76)	(74,912)	(345)	(5,446)

Capital Share Transactions
Net proceeds from sale of shares	601,345,509	1,749,466,468	1,341,266,598	3,347,424,078
Reinvestment of dividends and distributions	—	74,826	—	5,183
Cost of shares redeemed	(608,428,521)	(1,934,850,607)	(1,474,245,599)	(3,437,556,617)
Net decrease in net assets derived from capital share transactions	(7,083,012)	(185,309,313)	(132,979,001)	(90,127,356)

Net Assets
Total decrease in net assets	(7,083,012)	(185,313,412)	(132,977,506)	(90,119,871)
Beginning of period	422,655,415	607,968,827	906,852,275	996,972,146
End of period	$415,572,403	$422,655,415	$773,874,769	$906,852,275

See Notes to Financial Statements.

40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Statements of Changes in Net Assets (concluded)

	BIF North Carolina Municipal Money Fund		BIF Ohio Municipal Money Fund		BIF Pennsylvania Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012
Operations
Net investment income	$7	$16	$16	$41	$20	$48
Net realized gain	10,347	1,009	—	70	—	543

Net increase in net assets resulting from operations	10,354	1,025	16	111	20	591

Dividends to Shareholders From
Net investment income	(7)	(16)	(16)	(41)	(20)	(48)

Capital Share Transactions
Net proceeds from sale of shares	90,150,335	223,964,013	159,763,612	473,131,937	266,574,431	703,143,831
Cost of shares redeemed	(96,802,718)	(234,875,549)	(181,265,491)	(499,147,655)	(292,806,035)	(719,434,578)

Net decrease in net assets derived from capital share transactions	(6,652,383)	(10,911,536)	(21,501,879)	(26,015,718)	(26,231,604)	(16,290,747)

Net Assets
Total decrease in net assets	(6,642,036)	(10,910,527)	(21,501,879)	(26,015,648)	(26,231,604)	(16,290,204)
Beginning of period	39,375,367	50,285,894	100,591,794	126,607,442	132,554,941	148,845,145
End of period	$32,733,331	$39,375,367	$79,089,915	$100,591,794	$106,323,337	$132,554,941

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	41

Financial Highlights	BIF Arizona Municipal Money Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	—	0.0001	0.0111	0.0278
Net realized gain	—	—	—	0.0000	—	0.0000
Net increase from investment operations	0.0000	0.0000	—	0.0001	0.0111	0.0278
Dividends from net investment income	(0.0000)	(0.0000)	—	(0.0001)	(0.0111)	(0.0278)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.00%	0.01%	1.11%	2.82%

Ratios to Average Net Assets
Total expenses	1.03%[3]	1.02%	0.87%	0.82%	0.74%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.23%[3]	0.22%	0.41%	0.50%	0.73%	0.72%
Net investment income	0.00%[3]	0.00%	0.00%	0.01%	1.12%	2.75%

Supplemental Data
Net assets, end of period (000)	$33,484	$26,479	$32,605	$59,822	$163,672	$204,515

BIF California Municipal Money Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0001	0.0004	0.0005	0.0112	0.0286
Net realized gain	—	—	—	0.0000	0.0000	0.0003
Net increase from investment operations	0.0000	0.0001	0.0004	0.0005	0.0112	0.0289
Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0004)	(0.0005)	(0.0112)	(0.0286)
Net realized gain	—	—	—	(0.0000)	—	(0.0001)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0004)	(0.0005)	(0.0112)	(0.0287)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.04%	0.05%	1.12%	2.90%

Ratios to Average Net Assets
Total expenses	0.64%[3]	0.62%	0.61%	0.61%	0.57%	0.55%
Total expenses after fees waived	0.23%[3]	0.21%	0.33%	0.46%	0.57%	0.55%
Net investment income	0.00%[3]	0.01%	0.04%	0.06%	1.16%	2.82%

Supplemental Data
Net assets, end of period (000)	$911,005	$1,055,359	$1,229,341	$1,485,537	$2,902,562	$3,931,450

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Financial Highlights	BIF Connecticut Municipal Money Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	—	0.0003	0.0107	0.0272
Net realized gain	—	—	—	—	0.0001	0.0003
Net increase from investment operations	0.0000	0.0000	—	0.0003	0.0108	0.0275
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	—	(0.0003)	(0.0107)	(0.0272)
Net realized gain	—	—	—	(0.0000)	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0000)	—	(0.0003)	(0.0107)	(0.0272)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.00%	0.03%	1.08%	2.75%

Ratios to Average Net Assets
Total expenses	0.72%[3]	0.71%	0.69%	0.71%	0.68%	0.67%
Total expenses after fees waived, reimbursed and paid indirectly	0.20%[3]	0.19%	0.32%	0.44%	0.68%	0.67%
Net investment income	0.00%[3]	0.00%	0.00%	0.03%	1.06%	2.68%

Supplemental Data
Net assets, end of period (000)	$169,359	$181,310	$232,421	$368,830	$606,199	$676,347

BIF Florida Municipal Money Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	—	0.0002	0.0107	0.0277
Net realized gain (loss)	—	0.0001	—	—	0.0000	(0.0000)
Net increase from investment operations	0.0000	0.0001	—	0.0002	0.0107	0.0277
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	—	(0.0002)	(0.0107)	(0.0277)
Net realized gain	—	(0.0001)	—	—	—	—
Total dividends and distributions	(0.0000)	(0.0001)	—	(0.0002)	(0.0107)	(0.0277)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.00%	0.02%	1.08%	2.80%

Ratios to Average Net Assets
Total expenses	0.84%[3]	0.82%	0.76%	0.77%	0.69%	0.69%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%[3]	0.18%	0.33%	0.50%	0.68%	0.69%
Net investment income	0.00%[3]	0.00%	0.00%	0.02%	1.09%	2.74%

Supplemental Data
Net assets, end of period (000)	$50,358	$47,832	$70,831	$130,806	$290,064	$372,844

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	43

Financial Highlights	BIF Massachusetts Municipal Money Fund

Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	—	0.0004	0.0103	0.0272
Net realized gain	—	—	—	0.0002	0.0001	0.0001
Net increase from investment operations	0.0000	0.0000	—	0.0006	0.0104	0.0273
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	—	(0.0004)	(0.0103)	(0.0272)
Net realized gain	—	—	—	(0.0000)	—	(0.0001)
Total dividends and distributions	(0.0000)	(0.0000)	—	(0.0004)	(0.0103)	(0.0273)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.00%	0.05%	1.03%	2.76%

Ratios to Average Net Assets
Total expenses	0.75%[3]	0.73%	0.72%	0.74%	0.72%	0.70%
Total expenses after fees waived and paid indirectly	0.27%[3]	0.23%	0.35%	0.50%	0.72%	0.70%
Net investment income	0.00%[3]	0.00%	0.00%	0.05%	1.03%	2.68%

Supplemental Data
Net assets, end of period (000)	$131,279	$150,888	$162,853	$224,140	$428,177	$466,810

BIF Michigan Municipal Money Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	—	0.0003	0.0115	0.0281
Net realized gain	—	0.0001	—	0.0000	0.0001	0.0001
Net increase from investment operations	0.0000	0.0001	—	0.0003	0.0116	0.0282
Dividends from net investment income	(0.0000)	(0.0000)	—	(0.0003)	(0.0115)	(0.0281)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.00%	0.03%	1.16%	2.84%

Ratios to Average Net Assets
Total expenses	0.82%[3]	0.79%	0.73%	0.73%	0.72%	0.71%
Total expenses after fees waived, reimbursed and paid indirectly	0.28%[3]	0.23%	0.41%	0.47%	0.72%	0.71%
Net investment income	0.00%[3]	0.00%	0.00%	0.03%	1.15%	2.78%

Supplemental Data
Net assets, end of period (000)	$64,283	$56,019	$85,871	$175,022	$278,225	$321,212

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

44	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Financial Highlights	BIF New Jersey Municipal Money Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0001	0.0004	0.0008	0.0128	0.0278
Net realized gain	—	—	—	0.0000	0.0000	0.0002
Net increase from investment operations	0.0000	0.0001	0.0004	0.0008	0.0128	0.0280
Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0004)	(0.0008)	(0.0128)	(0.0278)
Net realized gain	—	—	—	(0.0000)	(0.0000)	—
Total dividends and distributions	(0.0000)	(0.0001)	(0.0004)	(0.0008)	(0.0128)	(0.0278)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.04%	0.08%	1.29%	2.81%

Ratios to Average Net Assets
Total expenses	0.68%[3]	0.67%	0.65%	0.64%	0.61%	0.60%
Total expenses after fees waived and paid indirectly	0.27%[3]	0.30%	0.37%	0.52%	0.61%	0.60%
Net investment income	0.00%[3]	0.01%	0.04%	0.08%	1.26%	2.71%

Supplemental Data
Net assets, end of period (000)	$415,572	$422,655	$607,969	$988,738	$1,514,759	$1,771,689

BIF New York Municipal Money Fund

Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	—	0.0004	0.0114	0.0284
Net realized gain	—	—	—	0.0000	0.0001	0.0001
Net increase from investment operations	0.0000	0.0000	—	0.0004	0.0115	0.0285
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	—	(0.0004)	(0.0114)	(0.0284)
Net realized gain	—	—	—	(0.0000)	—	(0.0001)
Total dividends and distributions	(0.0000)	(0.0000)	—	(0.0004)	(0.0114)	(0.0285)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.00%	0.04%	1.15%	2.87%

Ratios to Average Net Assets
Total expenses	0.64%[3]	0.64%	0.62%	0.60%	0.58%	0.56%
Total expenses after fees waived and reimbursed	0.23%[3]	0.21%	0.34%	0.41%	0.58%	0.56%
Net investment income	0.00%[3]	0.00%	0.00%	0.05%	1.13%	2.77%

Supplemental Data
Net assets, end of period (000)	$773,875	$906,852	$996,972	$1,637,162	$3,006,793	$3,644,843

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	45

Financial Highlights	BIF North Carolina Municipal Money Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	—	0.0004	0.0114	0.0276
Net realized gain (loss)	—	—	—	—	(0.0001)	(0.0000)
Net increase from investment operations	0.0000	0.0000	—	0.0004	0.0113	0.0276
Dividends from net investment income	(0.0000)	(0.0000)	—	(0.0004)	(0.0114)	(0.0276)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.00%	0.04%	1.15%	2.79%

Ratios to Average Net Assets
Total expenses	0.94%[3]	0.85%	0.83%	0.78%	0.74%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.26%[3]	0.24%	0.41%	0.54%	0.74%	0.72%
Net investment income	0.00%[3]	0.00%	0.00%	0.05%	1.13%	2.70%

Supplemental Data
Net assets, end of period (000)	$32,733	$39,375	$50,286	$83,824	$190,318	$276,677

BIF Ohio Municipal Money Fund

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0004	0.0010	0.0136	0.0279
Net realized gain	—	—	—	0.0001	0.0004	0.0001
Net increase from investment operations	0.0000	0.0000	0.0004	0.0011	0.0140	0.0280
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0004)	(0.0010)	(0.0136)	(0.0279)
Net realized gain	—	—	—	(0.0000)	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0000)	(0.0004)	(0.0010)	(0.0136)	(0.0279)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.04%	0.11%	1.37%	2.83%

Ratios to Average Net Assets
Total expenses	0.79%[3]	0.77%	0.70%	0.72%	0.71%	0.69%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%[3]	0.21%	0.38%	0.62%	0.71%	0.69%
Net investment income	0.00%[3]	0.00%	0.04%	0.11%	1.32%	2.73%

Supplemental Data
Net assets, end of period (000)	$79,090	$100,592	$126,607	$313,893	$436,602	$480,922

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

46	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Financial Highlights	BIF Pennsylvania Municipal Money Fund

Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	—	0.0003	0.0111	0.0277
Net realized gain (loss)	—	—	—	0.0000	0.0001	(0.0000)
Net increase from investment operations	0.0000	0.0000	—	0.0003	0.0112	0.0277
Dividends from net investment income	(0.0000)	(0.0000)	—	(0.0003)	(0.0111)	(0.0277)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.00%	0.00%	0.03%	1.12%	2.80%

Ratios to Average Net Assets
Total expenses	0.74%[3]	0.72%	0.71%	0.72%	0.68%	0.67%
Total expenses after fees waived and paid indirectly	0.25%[3]	0.21%	0.34%	0.45%	0.68%	0.67%
Net investment income	0.00%[3]	0.00%	0.00%	0.03%	1.12%	2.72%

Supplemental Data
Net assets, end of period (000)	$106,323	$132,555	$148,845	$334,360	$590,238	$667,352

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	47

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BIF Arizona Municipal Money Fund (“BIF Arizona”), BIF California Municipal Money Fund (“BIF California”), BIF Connecticut Municipal Money Fund (“BIF Connecticut”), BIF Florida Municipal Money Fund (“BIF Florida”), BIF Massachusetts Municipal Money Fund (“BIF Massachusetts”), BIF Michigan Municipal Money Fund (“BIF Michigan”), BIF New Jersey Municipal Money Fund (“BIF New Jersey”), BIF New York Municipal Money Fund (“BIF New York”), BIF North Carolina Municipal Money Fund (“BIF North Carolina”), BIF Ohio Municipal Money Fund (“BIF Ohio”) and BIF Pennsylvania Municipal Money Fund (“BIF Pennsylvania”) (each, a “Fund” and collectively, the “Funds”) are each a series of BIF Multi-State Municipal Series Trust (the “Trust”). The Trust is organized as a Massachusetts business trust. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

On September 21, 2012, the Board of Trustees of the Trust approved a proposal to close BIF Arizona, BIF Florida and BIF North Carolina to new investors and thereafter to liquidate the Funds. Effective September 28, 2012, the Funds no longer accept orders from new investors. On or about December 20, 2012 (the “Liquidation Date”), all of the assets of the Funds will be liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended March 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.500%
$500 Million – $1 Billion	0.425%
Greater than $1 Billion	0.375%

48	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Notes to Financial Statements (concluded)

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended September 30, 2012, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BIF Arizona	$181
BIF California	$6,426
BIF Connecticut	$990
BIF Florida	$362
BIF Massachusetts	$905
BIF Michigan	$360
BIF New Jersey	$2,340
BIF New York	$5,040
BIF North Carolina	$180
BIF Ohio	$540
BIF Pennsylvania	$630

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive management and/or service and distribution fees and reimburse operating expenses to enable each Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by Manager, distribution and service fees waived and other expenses waived and/or reimbursed by Manager. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires March 31,	BIF Arizona	BIF Michigan	BIF North Carolina	BIF Pennsylvania
2014	$1,600	—	—	—
2015	9,094	$23,577	—	$39,337
2017	—	—	$11,150	—
Total	$10,694	$23,577	$11,150	$39,337

4. Concentration, Market and Credit Risk:

The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

At September 30, 2012, affiliates owned 13,200,101 shares of BIF Arizona.

6. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on each Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds below declared a special distribution in the following amounts per share on October 24, 2012:

Per Share Amount
BIF Florida	$0.00025317
BIF Ohio	$0.00195442

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	49

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BIF Multi-State Municipal Series Trust (the “Trust”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the separate investment advisory agreements (collectively, the “Advisory Agreements”) between the Trust and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and collectively, the “Funds”). The Board also considered the approval of the separate sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each of the Funds. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-, three-and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: managing fixed income assets with a view toward preservation of capital; portfolio managers’ investments in the funds they manage; BlackRock’s controls surrounding the coding of quantitative investment models; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

50	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the separate Advisory Agreement between the Manager and the Trust with respect to each Fund and the separate Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that, in general, BIF California Municipal Money Fund (the “California Fund”), BIF New Jersey Municipal Money Fund (the “New Jersey Fund”) and BIF Ohio Municipal Money Fund (the “Ohio Fund”) each performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

The Board noted that, in general, BIF Michigan Municipal Money Fund (the “Michigan Fund”) and BIF North Carolina Municipal Money Fund (the “North Carolina Fund”) each performed within one basis point of its Lipper

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	51

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Performance Universe Peer median for the one-year period reported, and each Fund performed at or above its Peer median of its Lipper Performance Universe in either the three- or five-year period reported.

The Board noted that BIF Florida Municipal Money Fund (the “Florida Fund”) performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, but that the Fund performed at or above the median of its Lipper Performance Universe in the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, the combination of an extremely flat yield curve and the need for greater levels of liquidity due to shrinking assets has hindered the Fund’s performance.

The Board noted that BIF Arizona Municipal Money Fund (the “Arizona Fund”), BIF Connecticut Municipal Money Fund (the “Connecticut Fund”), BIF Massachusetts Municipal Money Fund (the “Massachusetts Fund”), BIF New York Municipal Money Fund (the “New York Fund”) and BIF Pennsylvania Municipal Money Fund (the “Pennsylvania Fund”) each performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, and each Fund performed within one basis point of its Peer median for the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for each Fund’s underperformance during the three-and five-year periods compared with its Peers. The Board was informed that, among other things, the combination of an extremely flat yield curve and the need for greater levels of liquidity due to shrinking assets has hindered the Funds’ performance.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of the Arizona Fund, the Connecticut Fund, the Florida Fund, the Massachusetts Fund, the New York Fund and the Pennsylvania Fund and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of these Funds and to improve the Funds’ performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of the Ohio Fund and the Pennsylvania Fund was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of the Arizona Fund, the California Fund, the Connecticut Fund, the Florida Fund, the Michigan Fund, the New Jersey Fund, the New York Fund and the North Carolina Fund was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Fund’s Peers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any), of the Massachusetts Fund was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual management fee ratio, after giving effect to any

52	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund. In their consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

Conclusion

The Board, including all the Independent Board Members, unanimously approved the continuation of the separate Advisory Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2013 and the separate Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	53

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Paul L. Audet, President and Trustee
David O. Beim, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee
Ian A. MacKinnon, Trustee1
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
John M. Perlowski, Chief Executive Officer
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
     Anti-Money Laundering Officer
Benjamin Archibald, Secretary2

[1]	Effective May 15, 2012, Ian A. MacKinnon became a Trustee of the Trust.
[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Trust and Benjamin Archibald became Secretary of the Trust.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

54	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.black-rock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	55

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#BIFSTATES-9/12-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report

Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrants – Not Applicable

Item 6 –  Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –  Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: December 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: December 3, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: December 3, 2012

3